UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2017

Equity Income Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2017
Top Ten Holdings	% of net assets
Johnson & Johnson	4.5%
Procter & Gamble Co. (The)	4.5%
iShares Russell 1000 Value ETF	3.0%
TOTAL SA	3.0%
General Electric Co.	2.9%
PNC Financial Services Group, Inc. (The)	2.8%
Medtronic plc	2.7%
Microchip Technology, Inc. (Convertible)	2.7%
Schlumberger Ltd.	2.7%
Republic Services, Inc.	2.6%

Top Five Industries	% of net assets
Banks	12.8%
Oil, Gas and Consumable Fuels	11.1%
Pharmaceuticals	8.9%
Semiconductors and Semiconductor Equipment	7.1%
Industrial Conglomerates	5.3%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	70.4%
Foreign Common Stocks*	7.5%
Convertible Bonds	6.5%
Preferred Stocks	6.2%
Convertible Preferred Stocks	3.2%
Exchange-Traded Funds	3.0%
Total Equity Exposure	96.8%
Temporary Cash Investments	2.7%
Other Assets and Liabilities	0.5%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,051.70	$4.68	0.91%
I Class	$1,000	$1,051.60	$3.65	0.71%
Y Class	$1,000	$1,050.90(2)	$2.74(3)	0.56%
A Class	$1,000	$1,049.20	$5.96	1.16%
C Class	$1,000	$1,045.30	$9.79	1.91%
R Class	$1,000	$1,048.10	$7.24	1.41%
R5 Class	$1,000	$1,050.30(2)	$3.47(3)	0.71%
R6 Class	$1,000	$1,052.30	$2.88	0.56%
Hypothetical
Investor Class	$1,000	$1,020.51	$4.61	0.91%
I Class	$1,000	$1,021.51	$3.60	0.71%
Y Class	$1,000	$1,022.26(4)	$2.84(4)	0.56%
A Class	$1,000	$1,019.25	$5.87	1.16%
C Class	$1,000	$1,015.49	$9.65	1.91%
R Class	$1,000	$1,018.00	$7.13	1.41%
R5 Class	$1,000	$1,021.51(4)	$3.60(4)	0.71%
R6 Class	$1,000	$1,022.26	$2.84	0.56%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 77.9%
Air Freight and Logistics — 0.9%
United Parcel Service, Inc., Class B	898,318	$107,879,009
Auto Components — 0.2%
Delphi Automotive plc	234,998	23,123,803
Automobiles — 0.1%
Honda Motor Co. Ltd.	599,900	17,763,757
Banks — 8.1%
Comerica, Inc.	289,800	22,100,148
Commerce Bancshares, Inc.	1,179,750	68,154,158
JPMorgan Chase & Co.	3,295,597	314,762,469
PNC Financial Services Group, Inc. (The)	2,574,752	346,999,327
SunTrust Banks, Inc.	3,285,230	196,358,197
U.S. Bancorp	895,400	47,984,486
Wells Fargo & Co.	287,800	15,872,170
		1,012,230,955
Capital Markets — 2.9%
AllianceBernstein Holding LP	1,994,278	48,460,956
Bank of New York Mellon Corp. (The)	3,425,200	181,604,104
BlackRock, Inc.	74,900	33,487,041
Northern Trust Corp.	783,440	72,021,639
T. Rowe Price Group, Inc.	245,400	22,245,510
		357,819,250
Chemicals — 1.7%
Air Products & Chemicals, Inc.	1,399,800	211,677,756
Commercial Services and Supplies — 2.6%
Republic Services, Inc.	4,899,061	323,631,970
Communications Equipment — 0.8%
Cisco Systems, Inc.	2,996,791	100,782,081
Containers and Packaging — 0.9%
Bemis Co., Inc.	1,999,302	91,108,192
International Paper Co.	299,200	17,000,544
		108,108,736
Distributors — 0.2%
Genuine Parts Co.	271,400	25,959,410
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	999,500	39,150,415
Verizon Communications, Inc.	3,097,337	153,287,208
		192,437,623
Electric Utilities — 3.7%
Edison International	288,899	22,294,336
Eversource Energy	1,288,800	77,895,072
PG&E Corp.	2,626,737	178,854,522

	Shares/ Principal Amount	Value
Pinnacle West Capital Corp.	1,169,717	$98,911,270
Westar Energy, Inc., Class A	1,679,000	83,278,400
		461,233,600
Electrical Equipment — 0.5%
Emerson Electric Co.	589,300	37,031,612
Rockwell Automation, Inc.	151,300	26,963,173
		63,994,785
Energy Equipment and Services — 2.7%
Schlumberger Ltd.	4,779,431	333,413,107
Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	396,900	54,248,292
Boston Properties, Inc.	488,400	60,014,592
Weyerhaeuser Co.	6,198,700	210,941,761
		325,204,645
Food and Staples Retailing — 2.0%
CVS Health Corp.	1,199,194	97,518,456
Wal-Mart Stores, Inc.	1,897,983	148,308,392
		245,826,848
Food Products — 2.3%
Campbell Soup Co.	396,000	18,540,720
General Mills, Inc.	5,199,398	269,120,840
		287,661,560
Gas Utilities — 3.4%
Atmos Energy Corp.	1,219,420	102,236,173
ONE Gas, Inc.(1)	2,937,696	216,331,934
Spire, Inc.	1,479,782	110,465,726
		429,033,833
Health Care Equipment and Supplies — 2.7%
Medtronic plc	4,399,336	342,136,361

Health Care Providers and Services — 0.3%
Cardinal Health, Inc.	216,500	14,488,180
Quest Diagnostics, Inc.	229,558	21,495,811
		35,983,991
Household Products — 4.5%
Procter & Gamble Co. (The)	6,131,459	557,840,140
Industrial Conglomerates — 2.4%
3M Co.	1,210,800	254,146,920
General Electric Co.	1,699,000	41,081,820
		295,228,740
Insurance — 2.8%
Allstate Corp. (The)	197,500	18,152,225
Chubb Ltd.	1,398,128	199,303,146
Marsh & McLennan Cos., Inc.	1,098,505	92,065,704
MetLife, Inc.	798,423	41,478,075
		350,999,150

	Shares/ Principal Amount	Value
IT Services — 1.0%
Automatic Data Processing, Inc.	998,251	$109,128,799
International Business Machines Corp.	99,500	14,435,460
		123,564,259
Leisure Products — 0.1%
Mattel, Inc.	798,200	12,356,136
Media — 0.4%
Time Warner, Inc.	490,400	50,241,480
Oil, Gas and Consumable Fuels — 11.0%
Chevron Corp.	2,467,216	289,897,880
Enterprise Products Partners LP	7,999,900	208,557,393
EQT Midstream Partners LP	799,118	59,909,877
Exxon Mobil Corp.	698,715	57,280,656
Occidental Petroleum Corp.	1,122,677	72,087,090
Phillips 66 Partners LP	726,498	38,184,735
Royal Dutch Shell plc, A Shares	3,676,700	111,114,259
Shell Midstream Partners LP	1,999,136	55,655,946
Spectra Energy Partners LP	2,498,069	110,864,302
TOTAL SA	6,898,219	370,513,432
		1,374,065,570
Personal Products — 0.9%
Unilever NV CVA	1,987,800	117,563,054
Pharmaceuticals — 8.9%
Bristol-Myers Squibb Co.	441,900	28,166,706
Eli Lilly & Co.	875,400	74,881,716
Johnson & Johnson	4,337,341	563,897,703
Merck & Co., Inc.	1,797,022	115,063,319
Roche Holding AG	1,263,400	322,520,246
		1,104,529,690
Road and Rail — 0.1%
Norfolk Southern Corp.	137,723	18,212,489
Semiconductors and Semiconductor Equipment — 2.3%
Applied Materials, Inc.	1,578,503	82,224,221
Maxim Integrated Products, Inc.	4,197,100	200,243,641
		282,467,862
Software — 2.2%
Microsoft Corp.	889,036	66,224,292
Oracle Corp. (New York)	4,199,552	203,048,339
		269,272,631
Specialty Retail — 0.1%
L Brands, Inc.	249,298	10,373,290
Thrifts and Mortgage Finance — 1.1%
Capitol Federal Financial, Inc.(1)	9,355,779	137,529,951
TOTAL COMMON STOCKS (Cost $7,992,765,737)		9,710,147,522

	Shares/ Principal Amount	Value
CONVERTIBLE BONDS — 6.5%
Air Freight and Logistics — 0.6%
Canadian Imperial Bank of Commerce, (convertible into United Parcel Service), 2.65%, 3/29/18(2)(3)	$183,800	$21,879,001
Credit Suisse AG, (convertible into United Parcel Service, Inc., Class B), 2.90%, 1/30/18(2)(3)	403,000	46,016,051
		67,895,052
Banks — 0.3%
Canadian Imperial Bank of Commerce, (convertible into Berkshire Hathaway, Inc., Class B), 1.13%, 3/15/18(2)(3)	230,000	41,047,882
Food Products — 0.3%
Credit Suisse AG, (convertible into Mondelez International, Inc., Class A), 3.85%, 1/9/18(2)(3)	456,500	18,808,314
UBS AG, (convertible into Mondelez International, Inc., Class A), 3.35%, 3/9/18(2)(3)	449,000	18,482,833
		37,291,147
Health Care Providers and Services — 0.2%
Merrill Lynch International & Co. C.V., (convertible into Express Scripts Holding Co.), 3.35%, 11/1/17(2)(3)	476,400	29,631,334
Oil, Gas and Consumable Fuels — 0.1%
Goldman Sachs International, (convertible into EQT Corp.), 3.43%, 12/11/17(2)(3)	250,000	14,551,945
Semiconductors and Semiconductor Equipment — 4.8%
Intel Corp., 3.49%, 12/15/35	51,263,000	73,049,775
Microchip Technology, Inc., 1.625%, 2/15/27(2)	274,003,000	334,112,408
Teradyne, Inc., 1.25%, 12/15/23(2)	139,465,000	186,272,941
		593,435,124
Specialty Retail — 0.2%
Goldman Sachs International, (convertible into L Brands, Inc.), 12.93%, 1/16/18(2)(3)	508,900	21,704,941
TOTAL CONVERTIBLE BONDS (Cost $703,466,260)		805,557,425
PREFERRED STOCKS — 6.2%
Banks — 2.5%
Citigroup, Inc., 5.95%	155,226,000	167,256,015
U.S. Bancorp, 5.30%	103,955,000	113,570,837
Wells Fargo & Co., 7.98%	28,390,000	29,277,187
		310,104,039
Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The), 5.30%	93,974,000	100,904,583
Industrial Conglomerates — 2.9%
General Electric Co., 5.00%	340,956,000	361,055,356
TOTAL PREFERRED STOCKS (Cost $723,149,201)		772,063,978
CONVERTIBLE PREFERRED STOCKS — 3.2%
Banks — 1.9%
Bank of America Corp., 7.25%	169,905	221,126,261
Wells Fargo & Co., 7.50%	17,575	23,111,125
		244,237,386

	Shares/ Principal Amount	Value
Equity Real Estate Investment Trusts (REITs) — 0.4%
Welltower, Inc., 6.50%	785,000	$49,792,550
Machinery — 0.9%
Stanley Black & Decker, Inc., 5.375%, 5/15/20	958,819	109,928,598
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $345,654,694)		403,958,534
EXCHANGE-TRADED FUNDS — 3.0%
iShares Russell 1000 Value ETF (Cost $322,173,396)	3,141,994	372,357,709
TEMPORARY CASH INVESTMENTS — 2.7%
Federal Home Loan Bank Discount Notes, 0.61%, 10/2/17(4)	$318,505,000	318,505,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $10,405,121), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $10,203,547)		10,202,739
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,753,325	2,753,325
TOTAL TEMPORARY CASH INVESTMENTS (Cost $331,455,724)		331,461,064
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $10,418,665,012)		12,395,546,232
OTHER ASSETS AND LIABILITIES — 0.5%		61,790,836
TOTAL NET ASSETS — 100.0%		$12,457,337,068

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	293,129,519	CHF	283,127,940	Credit Suisse AG	12/29/17	$(1,016,137)
USD	537,327,370	EUR	453,337,527	UBS AG	12/29/17	(1,126,417)
USD	8,451,335	JPY	924,068,925	Credit Suisse AG	12/29/17	203,093
USD	1,668,436	JPY	180,854,775	Credit Suisse AG	12/29/17	54,126
USD	386,018	JPY	42,469,380	Credit Suisse AG	12/29/17	6,936
USD	2,817,423	JPY	312,564,870	Credit Suisse AG	12/29/17	27,468
USD	347,109	JPY	38,692,260	Credit Suisse AG	12/29/17	1,742
USD	2,781,412	JPY	312,207,930	Credit Suisse AG	12/29/17	(5,357)
						$(1,854,546)

NOTES TO SCHEDULE OF INVESTMENTS
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $732,507,650, which represented 5.9% of total net assets.

(3)	Equity-linked debt security. The aggregated value of these securities at the period end was $212,122,301, which represented 1.7% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $10,210,964,971)	$12,041,684,347
Investment securities - affiliated, at value (cost of $207,700,041)	353,861,885
Total investment securities, at value (cost of $10,418,665,012)	12,395,546,232
Cash	13,606,000
Receivable for investments sold	112,052,524
Receivable for capital shares sold	6,101,790
Unrealized appreciation on forward foreign currency exchange contracts	293,365
Dividends and interest receivable	37,507,037
12,565,106,948

Liabilities
Payable for investments purchased	88,016,781
Payable for capital shares redeemed	8,260,443
Unrealized depreciation on forward foreign currency exchange contracts	2,147,911
Accrued management fees	8,528,889
Distribution and service fees payable	815,856
107,769,880

Net Assets	$12,457,337,068

Net Assets Consist of:
Capital (par value and paid-in surplus)	$9,554,457,764
Distributions in excess of net investment income	(23,908,864)
Undistributed net realized gain	951,763,946
Net unrealized appreciation	1,975,024,222
$12,457,337,068

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$7,201,809,539	757,677,150	$9.51
I Class, $0.01 Par Value	$2,625,043,754	275,957,891	$9.51
Y Class, $0.01 Par Value	$238,802,455	25,083,150	$9.52
A Class, $0.01 Par Value	$1,032,388,839	108,625,391	$9.50*
C Class, $0.01 Par Value	$684,634,869	72,037,422	$9.50
R Class, $0.01 Par Value	$107,097,571	11,304,575	$9.47
R5 Class, $0.01 Par Value	$13,767	1,448	$9.51
R6 Class, $0.01 Par Value	$567,546,274	59,611,680	$9.52
*Maximum offering price $10.08 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $7,033,540 from affiliates and net of foreign taxes withheld of $1,911,057)	$144,408,998
Interest	21,010,226
165,419,224

Expenses:
Management fees	52,635,918
Distribution and service fees:
A Class	1,599,424
C Class	3,482,431
R Class	273,417
Directors' fees and expenses	206,230
Other expenses	4,663
58,202,083

Net investment income (loss)	107,217,141

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $16,358,853 from affiliates)	491,178,762
Forward foreign currency exchange contract transactions	(30,214,960)
Foreign currency translation transactions	(53,123)
460,910,679

Change in net unrealized appreciation (depreciation) on:
Investments (including $4,527,622 from affiliates)	51,592,081
Forward foreign currency exchange contracts	(10,059,676)
Translation of assets and liabilities in foreign currencies	69,691
41,602,096

Net realized and unrealized gain (loss)	502,512,775

Net Increase (Decrease) in Net Assets Resulting from Operations	$609,729,916

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$107,217,141	$208,006,955
Net realized gain (loss)	460,910,679	1,106,969,093
Change in net unrealized appreciation (depreciation)	41,602,096	451,113,676
Net increase (decrease) in net assets resulting from operations	609,729,916	1,766,089,724

Distributions to Shareholders
From net investment income:
Investor Class	(71,821,409)	(129,563,399)
I Class	(25,680,485)	(30,618,392)
Y Class	(1,159,924)	—
A Class	(8,867,956)	(34,939,594)
C Class	(3,197,021)	(5,979,666)
R Class	(769,246)	(1,626,120)
R5 Class	(92)	—
R6 Class	(6,011,149)	(8,068,622)
From net realized gains:
Investor Class	—	(400,934,887)
I Class	—	(85,575,588)
A Class	—	(122,509,721)
C Class	—	(39,374,591)
R Class	—	(6,728,931)
R6 Class	—	(22,997,300)
Decrease in net assets from distributions	(117,507,282)	(888,916,811)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(336,061,637)	1,945,344,324

Net increase (decrease) in net assets	156,160,997	2,822,517,237

Net Assets
Beginning of period	12,301,176,071	9,478,658,834
End of period	$12,457,337,068	$12,301,176,071

Distributions in excess of net investment income	$(23,908,864)	$(13,618,723)

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Income Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek current income. Capital appreciation is a secondary objective.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Equity-Linked Debt and Linked-Equity Securities — The fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.80% to 1.00%	0.91%
I Class	0.60% to 0.80%	0.71%
Y Class	0.45% to 0.65%	0.56%
A Class	0.80% to 1.00%	0.91%
C Class	0.80% to 1.00%	0.91%
R Class	0.80% to 1.00%	0.91%
R5 Class	0.60% to 0.80%	0.71%
R6 Class	0.45% to 0.65%	0.56%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $37,157,312 and $58,018,619, respectively. The effect of interfund transactions on the Statement of Operations was $5,830,079 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 were $4,424,972,074 and $4,752,158,704, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	4,650,000,000		3,690,000,000
Sold	171,658,369	$1,582,907,310	293,507,890	$2,609,195,025
Issued in reinvestment of distributions	7,375,954	69,027,986	56,671,757	504,632,303
Redeemed	(223,736,267)	(2,071,726,799)	(189,696,984)	(1,695,503,573)
	(44,701,944)	(419,791,503)	160,482,663	1,418,323,755
I Class/Shares Authorized	1,525,000,000		900,000,000
Sold	132,828,571	1,230,129,157	56,832,314	505,772,022
Issued in reinvestment of distributions	2,495,964	23,397,794	12,014,795	107,079,509
Redeemed	(25,237,219)	(234,834,066)	(49,101,577)	(441,160,610)
	110,087,316	1,018,692,885	19,745,532	171,690,921
Y Class/Shares Authorized	120,000,000		N/A
Sold	26,020,942	242,552,811
Issued in reinvestment of distributions	97,773	928,838
Redeemed	(1,035,565)	(9,728,173)
	25,083,150	233,753,476
A Class/Shares Authorized	700,000,000		1,450,000,000
Sold	8,812,228	80,999,146	67,317,393	599,764,310
Issued in reinvestment of distributions	895,246	8,375,284	17,235,247	153,324,817
Redeemed	(135,376,567)	(1,245,728,721)	(80,261,080)	(716,879,699)
	(125,669,093)	(1,156,354,291)	4,291,560	36,209,428
C Class/Shares Authorized	485,000,000		380,000,000
Sold	3,875,262	35,877,385	23,508,729	208,356,587
Issued in reinvestment of distributions	304,115	2,840,405	4,410,142	39,190,445
Redeemed	(10,024,069)	(92,878,865)	(16,945,928)	(151,129,533)
	(5,844,692)	(54,161,075)	10,972,943	96,417,499
R Class/Shares Authorized	90,000,000		70,000,000
Sold	723,917	6,703,498	3,878,786	34,434,508
Issued in reinvestment of distributions	81,177	756,807	926,459	8,213,953
Redeemed	(2,108,354)	(19,457,032)	(4,772,983)	(42,240,369)
	(1,303,260)	(11,996,727)	32,262	408,092
R5 Class/Shares Authorized	50,000,000		N/A
Sold	1,440	13,310
Issued in reinvestment of distributions	10	92
Redeemed	(2)	(16)
	1,448	13,386
R6 Class/Shares Authorized	400,000,000		180,000,000
Sold	11,862,410	110,203,903	37,017,253	333,067,159
Issued in reinvestment of distributions	640,907	6,011,149	3,426,134	30,585,564
Redeemed	(6,748,352)	(62,432,840)	(15,805,023)	(141,358,094)
	5,754,965	53,782,212	24,638,364	222,294,629
Net increase (decrease)	(36,592,110)	$(336,061,637)	220,163,324	$1,945,344,324

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the Y Class and R5 Class.

6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2017 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.	$148,922	$1,823	$11,852	$(1,363)	$137,530	9,356	$1,935	$4,290
ONE Gas, Inc.	235,879	—	25,437	5,890	216,332	2,938	14,424	2,744
	$384,801	$1,823	$37,289	$4,527	$353,862	12,294	$16,359	$7,034

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobiles	—	$17,763,757	—
Oil, Gas and Consumable Fuels	$892,437,879	481,627,691	—
Personal Products	—	117,563,054	—
Pharmaceuticals	782,009,444	322,520,246	—
Other Industries	7,096,225,451	—	—
Convertible Bonds	—	805,557,425	—
Preferred Stocks	—	772,063,978	—
Convertible Preferred Stocks	—	403,958,534	—
Exchange-Traded Funds	372,357,709	—	—
Temporary Cash Investments	2,753,325	328,707,739	—
	$9,145,783,808	$3,249,762,424	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$293,365	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,147,911	—

8. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $693,624,732.

The value of foreign currency risk derivative instruments as of September 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $293,365 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $2,147,911 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(30,214,960) in net realized gain (loss) on forward foreign currency exchange contract transactions and $(10,059,676) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,564,120,447
Gross tax appreciation of investments	$1,912,459,185
Gross tax depreciation of investments	(81,033,400)
Net tax appreciation (depreciation) of investments	$1,831,425,785

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

11. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

22

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(10)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$9.13	0.08	0.39	0.47	(0.09)	—	(0.09)	$9.51	5.17%	0.91%(4)	1.77%(4)	38%	$7,201,810
2017	$8.41	0.17	1.24	1.41	(0.17)	(0.52)	(0.69)	$9.13	17.14%	0.91%	1.91%	93%	$7,327,473
2016	$8.71	0.21	0.32	0.53	(0.20)	(0.63)	(0.83)	$8.41	6.78%	0.94%	2.44%	88%	$5,399,702
2015	$8.84	0.21	0.54	0.75	(0.22)	(0.66)	(0.88)	$8.71	8.54%	0.93%	2.30%	56%	$5,463,566
2014	$8.47	0.20	0.92	1.12	(0.20)	(0.55)	(0.75)	$8.84	13.64%	0.93%	2.31%	57%	$5,406,362
2013	$7.69	0.21	0.86	1.07	(0.21)	(0.08)	(0.29)	$8.47	14.33%	0.93%	2.63%	83%	$5,504,359
I Class(5)
2017(3)	$9.14	0.09	0.38	0.47	(0.10)	—	(0.10)	$9.51	5.16%	0.71%(4)	1.97%(4)	38%	$2,625,044
2017	$8.42	0.19	1.24	1.43	(0.19)	(0.52)	(0.71)	$9.14	17.36%	0.71%	2.11%	93%	$1,515,758
2016	$8.71	0.22	0.34	0.56	(0.22)	(0.63)	(0.85)	$8.42	7.11%	0.74%	2.64%	88%	$1,229,940
2015	$8.85	0.22	0.54	0.76	(0.24)	(0.66)	(0.90)	$8.71	8.63%	0.73%	2.50%	56%	$1,318,193
2014	$8.47	0.22	0.92	1.14	(0.21)	(0.55)	(0.76)	$8.85	13.85%	0.73%	2.51%	57%	$1,422,725
2013	$7.69	0.22	0.87	1.09	(0.23)	(0.08)	(0.31)	$8.47	14.69%	0.73%	2.83%	83%	$1,527,723
Y Class
2017(6)	$9.16	0.09	0.37	0.46	(0.10)	—	(0.10)	$9.52	5.09%	0.56%(4)	2.09%(4)	38%(7)	$238,802

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(10)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$9.13	0.07	0.38	0.45	(0.08)	—	(0.08)	$9.50	4.92%	1.16%(4)	1.52%(4)	38%	$1,032,389
2017	$8.41	0.15	1.24	1.39	(0.15)	(0.52)	(0.67)	$9.13	16.85%	1.16%	1.66%	93%	$2,139,411
2016	$8.71	0.18	0.33	0.51	(0.18)	(0.63)	(0.81)	$8.41	6.51%	1.19%	2.19%	88%	$1,934,681
2015	$8.84	0.18	0.55	0.73	(0.20)	(0.66)	(0.86)	$8.71	8.27%	1.18%	2.05%	56%	$2,172,105
2014	$8.47	0.18	0.91	1.09	(0.17)	(0.55)	(0.72)	$8.84	13.36%	1.18%	2.06%	57%	$2,722,731
2013	$7.69	0.19	0.86	1.05	(0.19)	(0.08)	(0.27)	$8.47	14.05%	1.18%	2.38%	83%	$2,631,737
C Class
2017(3)	$9.13	0.04	0.37	0.41	(0.04)	—	(0.04)	$9.50	4.53%	1.91%(4)	0.77%(4)	38%	$684,635
2017	$8.41	0.08	1.24	1.32	(0.08)	(0.52)	(0.60)	$9.13	15.97%	1.91%	0.91%	93%	$711,149
2016	$8.71	0.12	0.33	0.45	(0.12)	(0.63)	(0.75)	$8.41	5.72%	1.94%	1.44%	88%	$562,723
2015	$8.84	0.12	0.54	0.66	(0.13)	(0.66)	(0.79)	$8.71	7.47%	1.93%	1.30%	56%	$549,088
2014	$8.47	0.12	0.91	1.03	(0.11)	(0.55)	(0.66)	$8.84	12.53%	1.93%	1.31%	57%	$521,688
2013	$7.69	0.13	0.86	0.99	(0.13)	(0.08)	(0.21)	$8.47	13.21%	1.93%	1.63%	83%	$467,913
R Class
2017(3)	$9.10	0.06	0.38	0.44	(0.07)	—	(0.07)	$9.47	4.81%	1.41%(4)	1.27%(4)	38%	$107,098
2017	$8.39	0.13	1.22	1.35	(0.12)	(0.52)	(0.64)	$9.10	16.48%	1.41%	1.41%	93%	$114,762
2016	$8.69	0.16	0.33	0.49	(0.16)	(0.63)	(0.79)	$8.39	6.27%	1.44%	1.94%	88%	$105,462
2015	$8.82	0.16	0.54	0.70	(0.17)	(0.66)	(0.83)	$8.69	8.03%	1.43%	1.80%	56%	$127,897
2014	$8.45	0.16	0.91	1.07	(0.15)	(0.55)	(0.70)	$8.82	13.12%	1.43%	1.81%	57%	$169,852
2013	$7.67	0.17	0.86	1.03	(0.17)	(0.08)	(0.25)	$8.45	13.81%	1.43%	2.13%	83%	$179,855

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(10)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2017(6)	$9.15	0.09	0.37	0.46	(0.10)	—	(0.10)	$9.51	5.03%	0.71%(4)	2.00%(4)	38%(7)	$14
R6 Class
2017(3)	$9.15	0.10	0.38	0.48	(0.11)	—	(0.11)	$9.52	5.23%	0.56%(4)	2.12%(4)	38%	$567,546
2017	$8.42	0.20	1.25	1.45	(0.20)	(0.52)	(0.72)	$9.15	17.66%	0.56%	2.26%	93%	$492,622
2016	$8.72	0.24	0.32	0.56	(0.23)	(0.63)	(0.86)	$8.42	7.14%	0.59%	2.79%	88%	$246,151
2015	$8.85	0.25	0.53	0.78	(0.25)	(0.66)	(0.91)	$8.72	8.90%	0.58%	2.65%	56%	$117,620
2014(8)	$8.94	0.17	0.46	0.63	(0.17)	(0.55)	(0.72)	$8.85	7.41%	0.58%(4)	2.93%(4)	57%(9)	$26,550

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(8)	July 26, 2013 (commencement of sale) through March 31, 2014.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

(10)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the

26

information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and ten-year periods and below its benchmark for the five-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and

27

evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that impacted the level of the fee in relation to its peers. The Board concluded that the management fee

28

paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

29

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90802 1711

Semiannual Report

September 30, 2017

Large Company Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
Top Ten Holdings	% of net assets
Schlumberger Ltd.	3.7%
Pfizer, Inc.	3.4%
Johnson Controls International plc	3.2%
General Electric Co.	3.0%
Procter & Gamble Co. (The)	2.8%
Verizon Communications, Inc.	2.6%
U.S. Bancorp	2.6%
Bank of New York Mellon Corp. (The)	2.5%
Cisco Systems, Inc.	2.5%
Chevron Corp.	2.5%

Top Five Industries	% of net assets
Banks	14.6%
Oil, Gas and Consumable Fuels	11.1%
Pharmaceuticals	10.4%
Capital Markets	5.3%
Health Care Equipment and Supplies	5.1%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	90.9%
Foreign Common Stocks*	7.7%
Exchange-Traded Funds	0.5%
Total Equity Exposure	99.1%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	0.5%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,031.70	$4.23	0.83%
I Class	$1,000	$1,032.70	$3.21	0.63%
A Class	$1,000	$1,030.40	$5.50	1.08%
C Class	$1,000	$1,026.50	$9.30	1.83%
R Class	$1,000	$1,029.10	$6.77	1.33%
R5 Class	$1,000	$1,034.60(2)	$3.06(3)	0.63%
R6 Class	$1,000	$1,033.50	$2.45	0.48%
Hypothetical
Investor Class	$1,000	$1,020.91	$4.20	0.83%
I Class	$1,000	$1,021.91	$3.19	0.63%
A Class	$1,000	$1,019.65	$5.47	1.08%
C Class	$1,000	$1,015.89	$9.25	1.83%
R Class	$1,000	$1,018.40	$6.73	1.33%
R5 Class	$1,000	$1,021.91(4)	$3.19(4)	0.63%
R6 Class	$1,000	$1,022.66	$2.43	0.48%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Aerospace and Defense — 2.2%
Textron, Inc.	128,100	$6,902,028
United Technologies Corp.	103,400	12,002,672
		18,904,700
Auto Components — 0.5%
Delphi Automotive plc	40,900	4,024,560
Automobiles — 0.6%
Honda Motor Co. Ltd. ADR	171,000	5,054,760
Banks — 14.6%
Bank of America Corp.	780,300	19,772,802
BB&T Corp.	437,700	20,545,638
JPMorgan Chase & Co.	154,500	14,756,295
M&T Bank Corp.	73,800	11,884,752
PNC Financial Services Group, Inc. (The)	127,800	17,223,606
U.S. Bancorp	404,900	21,698,591
Wells Fargo & Co.	322,500	17,785,875
		123,667,559
Building Products — 3.2%
Johnson Controls International plc	682,700	27,505,983
Capital Markets — 5.3%
Ameriprise Financial, Inc.	53,700	7,974,987
Bank of New York Mellon Corp. (The)	399,200	21,165,584
BlackRock, Inc.	4,700	2,101,323
Invesco Ltd.	390,300	13,676,112
		44,918,006
Chemicals — 1.0%
DowDuPont, Inc.	120,100	8,314,523
Communications Equipment — 2.5%
Cisco Systems, Inc.	628,800	21,146,544
Containers and Packaging — 0.5%
WestRock Co.	80,300	4,555,419
Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	449,900	22,265,551
Electric Utilities — 3.2%
Edison International	105,900	8,172,303
PG&E Corp.	88,500	6,025,965
PPL Corp.	147,300	5,590,035
Xcel Energy, Inc.	151,700	7,178,444
		26,966,747
Electrical Equipment — 0.9%
Eaton Corp. plc	94,000	7,218,260
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	130,900	10,872,554
Energy Equipment and Services — 4.7%
Baker Hughes a GE Co.	213,300	7,811,046

6

	Shares	Value
Schlumberger Ltd.	454,100	$31,678,016
		39,489,062
Equity Real Estate Investment Trusts (REITs) — 0.7%
Boston Properties, Inc.	48,000	5,898,240
Food and Staples Retailing — 4.0%
CVS Health Corp.	140,500	11,425,460
Sysco Corp.	119,200	6,430,840
Wal-Mart Stores, Inc.	209,500	16,370,330
		34,226,630
Food Products — 3.2%
Conagra Brands, Inc.	173,200	5,843,768
General Mills, Inc.	131,300	6,796,088
Mondelez International, Inc., Class A	364,500	14,820,570
		27,460,426
Health Care Equipment and Supplies — 5.1%
Abbott Laboratories	202,800	10,821,408
Medtronic plc	245,200	19,069,204
Zimmer Biomet Holdings, Inc.	110,800	12,973,572
		42,864,184
Health Care Providers and Services — 1.8%
HCA Healthcare, Inc.(1)	111,200	8,850,408
McKesson Corp.	39,000	5,990,790
		14,841,198
Hotels, Restaurants and Leisure — 0.4%
Carnival Corp.	48,600	3,138,102
Household Products — 2.8%
Procter & Gamble Co. (The)	259,900	23,645,702
Industrial Conglomerates — 3.0%
General Electric Co.	1,038,000	25,098,840
Insurance — 3.5%
Aflac, Inc.	88,100	7,170,459
Chubb Ltd.	118,700	16,920,685
MetLife, Inc.	109,000	5,662,550
		29,753,694
Leisure Products — 0.6%
Mattel, Inc.	337,100	5,218,308
Machinery — 0.3%
Ingersoll-Rand plc	32,800	2,924,776
Media — 0.8%
Time Warner, Inc.	66,800	6,843,660
Multiline Retail — 0.5%
Target Corp.	69,600	4,107,096
Oil, Gas and Consumable Fuels — 11.1%
Anadarko Petroleum Corp.	194,900	9,520,865
Chevron Corp.	177,900	20,903,250
Exxon Mobil Corp.	75,900	6,222,282
Imperial Oil Ltd.	454,300	14,512,841
Occidental Petroleum Corp.	263,300	16,906,493
Royal Dutch Shell plc ADR	101,200	6,329,048
TOTAL SA ADR	372,000	19,909,440
		94,304,219

7

	Shares	Value
Personal Products — 0.5%
Unilever NV CVA	69,100	$4,086,732
Pharmaceuticals — 10.4%
Allergan plc	55,400	11,354,230
Johnson & Johnson	145,100	18,864,451
Merck & Co., Inc.	227,100	14,541,213
Pfizer, Inc.	797,800	28,481,460
Roche Holding AG	58,100	14,831,745
		88,073,099
Road and Rail — 0.3%
Union Pacific Corp.	21,700	2,516,549
Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc.	124,600	6,490,414
Intel Corp.	176,400	6,717,312
Lam Research Corp.	23,100	4,274,424
QUALCOMM, Inc.	148,400	7,693,056
		25,175,206
Software — 1.7%
Oracle Corp. (New York)	299,200	14,466,320
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	98,903	9,811,178
L Brands, Inc.	70,800	2,945,988
		12,757,166
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	16,800	2,589,216
TOTAL COMMON STOCKS (Cost $746,347,791)		834,893,591
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Value ETF (Cost $4,040,654)	35,600	4,218,956
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $2,622,015), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $2,571,220)		2,571,016
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $1,150,276), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $1,126,032)		1,126,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,697,016)		3,697,016
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $754,085,461)		842,809,563
OTHER ASSETS AND LIABILITIES — 0.5%		3,912,797
TOTAL NET ASSETS — 100.0%		$846,722,360

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,187,860	CAD	15,071,630	Morgan Stanley	12/29/17	$101,994
USD	12,665,517	CHF	12,233,370	Credit Suisse AG	12/29/17	(43,905)
USD	731,135	EUR	616,971	JPMorgan Chase Bank N.A.	12/29/17	(1,676)
USD	20,109,658	EUR	16,966,310	UBS AG	12/29/17	(42,157)
USD	5,293,591	GBP	3,919,117	Morgan Stanley	12/29/17	27,653
USD	129,360	GBP	95,897	Morgan Stanley	12/29/17	507
USD	4,375,618	JPY	486,422,125	Credit Suisse AG	12/29/17	33,813
						$76,229

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $754,085,461)	$842,809,563
Receivable for investments sold	3,529,585
Receivable for capital shares sold	61,760
Unrealized appreciation on forward foreign currency exchange contracts	163,967
Dividends and interest receivable	2,035,171
848,600,046

Liabilities
Disbursements in excess of demand deposit cash	2,817
Payable for investments purchased	508,444
Payable for capital shares redeemed	731,267
Unrealized depreciation on forward foreign currency exchange contracts	87,738
Accrued management fees	530,834
Distribution and service fees payable	16,586
1,877,686

Net Assets	$846,722,360

Net Assets Consist of:
Capital (par value and paid-in surplus)	$737,549,356
Undistributed net investment income	850,316
Undistributed net realized gain	19,521,817
Net unrealized appreciation	88,800,871
$846,722,360

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$648,466,018	63,239,475	$10.25
I Class, $0.01 Par Value	$19,214,593	1,872,854	$10.26
A Class, $0.01 Par Value	$45,945,703	4,482,673	$10.25*
C Class, $0.01 Par Value	$6,326,641	617,239	$10.25
R Class, $0.01 Par Value	$5,198,533	506,759	$10.26
R5 Class, $0.01 Par Value	$5,173	504	$10.26
R6 Class, $0.01 Par Value	$121,565,699	11,851,369	$10.26
*Maximum offering price $10.88 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $123,625)	$14,442,154
Interest	20,791
14,462,945

Expenses:
Management fees	3,399,234
Distribution and service fees:
A Class	60,558
C Class	35,534
R Class	13,557
Directors' fees and expenses	14,852
Other expenses	1,670
3,525,405

Net investment income (loss)	10,937,540

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	25,330,093
Forward foreign currency exchange contract transactions	(3,283,965)
Foreign currency translation transactions	10,399
22,056,527

Change in net unrealized appreciation (depreciation) on:
Investments	(5,186,005)
Forward foreign currency exchange contracts	(305,241)
Translation of assets and liabilities in foreign currencies	455
(5,490,791)

Net realized and unrealized gain (loss)	16,565,736

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,503,276

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$10,937,540	$17,377,360
Net realized gain (loss)	22,056,527	169,367,496
Change in net unrealized appreciation (depreciation)	(5,490,791)	(34,461,174)
Net increase (decrease) in net assets resulting from operations	27,503,276	152,283,682

Distributions to Shareholders
From net investment income:
Investor Class	(7,519,907)	(12,419,761)
I Class	(231,556)	(910,606)
A Class	(472,329)	(970,082)
C Class	(40,650)	(85,151)
R Class	(46,431)	(78,762)
R5 Class	(63)	—
R6 Class	(1,776,288)	(2,733,954)
Decrease in net assets from distributions	(10,087,224)	(17,198,316)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(74,054,356)	(102,207,905)

Net increase (decrease) in net assets	(56,638,304)	32,877,461

Net Assets
Beginning of period	903,360,664	870,483,203
End of period	$846,722,360	$903,360,664

Undistributed net investment income	$850,316	—
See Notes to Financial Statements.

12

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class (formerly Institutional Class), A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

13

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The

14

maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 48% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT Large Company Value Fund, one fund in a series issued by the corporation.
The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.70% to 0.90%	0.83%
I Class	0.50% to 0.70%	0.63%
A Class	0.70% to 0.90%	0.83%
C Class	0.70% to 0.90%	0.83%
R Class	0.70% to 0.90%	0.83%
R5 Class	0.50% to 0.70%	0.63%
R6 Class	0.35% to 0.55%	0.48%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period,

15

the interfund purchases and sales were $4,502,815 and $3,542,325, respectively. The effect of interfund transactions on the Statement of Operations was $444,038 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 were $223,688,920 and $296,969,091, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	490,000,000		500,000,000
Sold	3,543,966	$35,611,263	8,949,727	$87,363,174
Issued in reinvestment of distributions	734,704	7,445,032	1,299,238	12,244,541
Redeemed	(6,501,904)	(65,632,275)	(19,717,686)	(183,481,206)
	(2,223,234)	(22,575,980)	(9,468,721)	(83,873,491)
I Class/Shares Authorized	50,000,000		50,000,000
Sold	688,462	6,901,044	1,229,209	12,075,330
Issued in reinvestment of distributions	20,582	208,698	96,436	903,949
Redeemed	(2,987,272)	(30,117,504)	(2,825,311)	(25,938,025)
	(2,278,228)	(23,007,762)	(1,499,666)	(12,958,746)
A Class/Shares Authorized	50,000,000		60,000,000
Sold	384,452	3,861,796	639,700	6,049,501
Issued in reinvestment of distributions	42,637	431,944	98,918	933,061
Redeemed	(1,540,413)	(15,534,041)	(2,335,654)	(21,555,910)
	(1,113,324)	(11,240,301)	(1,597,036)	(14,573,348)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	41,930	420,538	64,787	596,206
Issued in reinvestment of distributions	3,210	32,537	5,090	48,282
Redeemed	(318,468)	(3,191,106)	(242,903)	(2,265,111)
	(273,328)	(2,738,031)	(173,026)	(1,620,623)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	58,873	593,999	122,854	1,157,017
Issued in reinvestment of distributions	4,350	44,113	8,051	76,287
Redeemed	(133,802)	(1,348,384)	(115,363)	(1,095,600)
	(70,579)	(710,272)	15,542	137,704
R5 Class/Shares Authorized	50,000,000		N/A
Sold	498	5,000
Issued in reinvestment of distributions	6	63
	504	5,063
R6 Class/Shares Authorized	85,000,000		80,000,000
Sold	4,714,654	47,490,292	3,198,808	30,074,204
Issued in reinvestment of distributions	175,220	1,776,288	288,808	2,733,954
Redeemed	(6,225,229)	(63,053,653)	(2,378,584)	(22,127,559)
	(1,335,355)	(13,787,073)	1,109,032	10,680,599
Net increase (decrease)	(7,293,544)	$(74,054,356)	(11,613,875)	$(102,207,905)

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the R5 Class.

16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$801,462,273	$33,431,318	—
Exchange-Traded Funds	4,218,956	—	—
Temporary Cash Investments	—	3,697,016	—
	$805,681,229	$37,128,334	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$163,967	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$87,738	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $60,311,351.

The value of foreign currency risk derivative instruments as of September 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $163,967 in unrealized appreciation on forward foreign

17

currency exchange contracts and a liability of $87,738 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(3,283,965) in net realized gain (loss) on forward foreign currency exchange contract transactions and $(305,241) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$760,244,106
Gross tax appreciation of investments	$111,021,480
Gross tax depreciation of investments	(28,456,023)
Net tax appreciation (depreciation) of investments	$82,565,457

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$10.05	0.12	0.20	0.32	(0.12)	$10.25	3.17%	0.83%(4)	2.43%(4)	26%	$648,466
2017	$8.58	0.18	1.48	1.66	(0.19)	$10.05	19.44%	0.83%	1.96%	68%	$658,031
2016	$9.07	0.12	(0.49)	(0.37)	(0.12)	$8.58	(4.06)%	0.84%	1.41%	56%	$642,746
2015	$8.28	0.12	0.78	0.90	(0.11)	$9.07	10.92%	0.84%	1.36%	56%	$588,608
2014	$6.92	0.12	1.36	1.48	(0.12)	$8.28	21.57%	0.85%	1.64%	35%	$574,367
2013	$6.09	0.12	0.83	0.95	(0.12)	$6.92	15.85%	0.87%	1.87%	33%	$487,161
I Class(5)
2017(3)	$10.06	0.12	0.21	0.33	(0.13)	$10.26	3.27%	0.63%(4)	2.63%(4)	26%	$19,215
2017	$8.58	0.19	1.49	1.68	(0.20)	$10.06	19.80%	0.63%	2.16%	68%	$41,746
2016	$9.08	0.14	(0.50)	(0.36)	(0.14)	$8.58	(3.97)%	0.64%	1.61%	56%	$48,495
2015	$8.29	0.13	0.79	0.92	(0.13)	$9.08	11.14%	0.64%	1.56%	56%	$47,616
2014	$6.93	0.14	1.36	1.50	(0.14)	$8.29	21.78%	0.65%	1.84%	35%	$81,195
2013	$6.10	0.13	0.83	0.96	(0.13)	$6.93	16.05%	0.67%	2.07%	33%	$57,325

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$10.05	0.11	0.19	0.30	(0.10)	$10.25	3.04%	1.08%(4)	2.18%(4)	26%	$45,946
2017	$8.57	0.16	1.48	1.64	(0.16)	$10.05	19.28%	1.08%	1.71%	68%	$56,222
2016	$9.07	0.10	(0.50)	(0.40)	(0.10)	$8.57	(4.41)%	1.09%	1.16%	56%	$61,663
2015	$8.28	0.10	0.78	0.88	(0.09)	$9.07	10.65%	1.09%	1.11%	56%	$70,462
2014	$6.92	0.11	1.35	1.46	(0.10)	$8.28	21.27%	1.10%	1.39%	35%	$74,863
2013	$6.09	0.10	0.84	0.94	(0.11)	$6.92	15.57%	1.12%	1.62%	33%	$69,270
C Class
2017(3)	$10.05	0.07	0.20	0.27	(0.07)	$10.25	2.65%	1.83%(4)	1.43%(4)	26%	$6,327
2017	$8.57	0.09	1.48	1.57	(0.09)	$10.05	18.36%	1.83%	0.96%	68%	$8,948
2016	$9.06	0.03	(0.49)	(0.46)	(0.03)	$8.57	(5.03)%	1.84%	0.41%	56%	$9,116
2015	$8.28	0.03	0.78	0.81	(0.03)	$9.06	9.77%	1.84%	0.36%	56%	$11,505
2014	$6.92	0.05	1.35	1.40	(0.04)	$8.28	20.36%	1.85%	0.64%	35%	$10,101
2013	$6.09	0.05	0.84	0.89	(0.06)	$6.92	14.72%	1.87%	0.87%	33%	$8,961
R Class
2017(3)	$10.06	0.10	0.19	0.29	(0.09)	$10.26	2.91%	1.33%(4)	1.93%(4)	26%	$5,199
2017	$8.58	0.14	1.48	1.62	(0.14)	$10.06	18.95%	1.33%	1.46%	68%	$5,806
2016	$9.07	0.08	(0.49)	(0.41)	(0.08)	$8.58	(4.55)%	1.34%	0.91%	56%	$4,820
2015	$8.28	0.07	0.79	0.86	(0.07)	$9.07	10.37%	1.34%	0.86%	56%	$5,842
2014	$6.92	0.09	1.35	1.44	(0.08)	$8.28	20.96%	1.35%	1.14%	35%	$6,135
2013	$6.10	0.08	0.83	0.91	(0.09)	$6.92	15.10%	1.37%	1.37%	33%	$5,792

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2017(6)	$10.04	0.13	0.22	0.35	(0.13)	$10.26	3.46%	0.63%(4)	2.67%(4)	26%(7)	$5
R6 Class
2017(3)	$10.06	0.14	0.19	0.33	(0.13)	$10.26	3.35%	0.48%(4)	2.78%(4)	26%	$121,566
2017	$8.58	0.22	1.48	1.70	(0.22)	$10.06	19.98%	0.48%	2.31%	68%	$132,608
2016	$9.08	0.16	(0.51)	(0.35)	(0.15)	$8.58	(3.83)%	0.49%	1.76%	56%	$103,643
2015	$8.29	0.17	0.76	0.93	(0.14)	$9.08	11.30%	0.49%	1.71%	56%	$38,170
2014(8)	$7.65	0.10	0.65	0.75	(0.11)	$8.29	9.90%	0.50%(4)	1.98%(4)	35%(9)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(8)	July 26, 2013 (commencement of sale) through March 31, 2014.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that impacted the level of the fee in relation to its peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90803 1711

SEMIANNUAL REPORT
SEPTEMBER 30, 2017

 AC Alternatives® Market Neutral Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
Top Ten Long Holdings	% of net assets
Royal Dutch Shell plc, Class A ADR	8.17%
Intel Corp. (Convertible)	4.09%
iShares Russell 1000 Value ETF	3.49%
Consumer Discretionary Select Sector SPDR Fund	3.14%
Wal-Mart Stores, Inc.	2.83%
iShares U.S. Real Estate ETF	2.61%
Microchip Technology, Inc. (Convertible)	2.37%
HEICO Corp., Class A	2.25%
General Mills, Inc.	1.87%
Discover Financial Services	1.77%

Top Ten Short Holdings	% of net assets
Royal Dutch Shell plc, Class B ADR	(5.75)%
Intel Corp.	(3.83)%
iShares Russell 1000 Growth ETF	(3.05)%
Costco Wholesale Corp.	(2.87)%
Utilities Select Sector SPDR Fund	(2.74)%
Avis Budget Group, Inc.	(2.73)%
Kraft Heinz Co. (The)	(2.61)%
Halliburton Co.	(2.38)%
Microchip Technology, Inc.	(2.36)%
HEICO Corp.	(2.28)%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	71.1%
Foreign Common Stocks*	9.5%
Exchange-Traded Funds	9.2%
Convertible Bonds	6.5%
Domestic Common Stocks Sold Short	(77.7)%
Foreign Common Stocks Sold Short*	(9.2)%
Exchange-Traded Funds Sold Short	(9.5)%
Temporary Cash Investments	2.0%
Other Assets and Liabilities	98.1%**
*Includes depositary shares, dual listed securities and foreign ordinary shares.
**Amount relates primarily to deposits for securities sold short at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$987.00	$19.63	3.94%
I Class	$1,000	$988.10	$18.64	3.74%
A Class	$1,000	$985.90	$20.86	4.19%
C Class	$1,000	$982.30	$24.55	4.94%
R Class	$1,000	$984.70	$22.09	4.44%
Hypothetical
Investor Class	$1,000	$1,005.32	$19.81	3.94%
I Class	$1,000	$1,006.32	$18.81	3.74%
A Class	$1,000	$1,004.06	$21.05	4.19%
C Class	$1,000	$1,000.30	$24.77	4.94%
R Class	$1,000	$1,002.81	$22.29	4.44%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 80.6%
Aerospace and Defense — 5.8%
Boeing Co. (The)	34,292	$8,717,369
HEICO Corp., Class A(1)	190,863	14,543,761
L3 Technologies, Inc.(1)	39,290	7,403,415
Textron, Inc.(1)	126,674	6,825,195
		37,489,740
Air Freight and Logistics — 0.9%
United Parcel Service, Inc., Class B	48,520	5,826,767
Airlines — 2.2%
Alaska Air Group, Inc.	77,090	5,879,654
Southwest Airlines Co.(1)	148,120	8,291,758
		14,171,412
Auto Components — 1.0%
Lear Corp.(1)	38,690	6,696,465
Automobiles — 0.8%
Ford Motor Co.	308,290	3,690,231
Honda Motor Co. Ltd. ADR	61,740	1,825,035
		5,515,266
Banks — 3.8%
Bank of the Ozarks, Inc.(1)	158,180	7,600,549
BB&T Corp.	113,990	5,350,691
PNC Financial Services Group, Inc. (The)	21,500	2,897,555
SunTrust Banks, Inc.	62,870	3,757,740
U.S. Bancorp	57,260	3,068,563
Wells Fargo & Co.	36,460	2,010,769
		24,685,867
Beverages — 1.5%
Boston Beer Co., Inc. (The), Class A(2)	31,370	4,899,994
Brown-Forman Corp., Class B	89,628	4,866,800
		9,766,794
Biotechnology — 0.3%
Gilead Sciences, Inc.	27,702	2,244,416
Building Products — 0.2%
Johnson Controls International plc	24,760	997,580
Capital Markets — 0.5%
AllianceBernstein Holding LP	142,550	3,463,965
Commercial Services and Supplies — 0.7%
UniFirst Corp.	29,390	4,452,585
Consumer Finance — 1.8%
Discover Financial Services(1)	177,220	11,427,146
Containers and Packaging — 2.1%
Bemis Co., Inc.	51,250	2,335,462
Crown Holdings, Inc.(2)	42,830	2,557,808
Graphic Packaging Holding Co.(1)	604,460	8,432,217
		13,325,487

6

	Shares/ Principal Amount	Value
Electric Utilities — 4.1%
Edison International	81,808	$6,313,123
Eversource Energy	53,180	3,214,199
PG&E Corp.(1)	159,396	10,853,274
Pinnacle West Capital Corp.	34,720	2,935,923
Westar Energy, Inc.	63,130	3,131,248
		26,447,767
Electrical Equipment — 1.4%
Eaton Corp. plc	54,400	4,177,376
Hubbell, Inc.	43,685	5,068,334
		9,245,710
Electronic Equipment, Instruments and Components — 1.2%
Keysight Technologies, Inc.(2)	47,408	1,975,017
TE Connectivity Ltd.	70,690	5,871,512
		7,846,529
Energy Equipment and Services — 2.4%
National Oilwell Varco, Inc.	117,290	4,190,772
Schlumberger Ltd.(1)	159,387	11,118,837
		15,309,609
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.(1)	51,070	6,980,248
Food and Staples Retailing — 4.1%
CVS Health Corp.	99,050	8,054,746
Wal-Mart Stores, Inc.(1)	234,430	18,318,360
		26,373,106
Food Products — 2.6%
Conagra Brands, Inc.	95,740	3,230,267
General Mills, Inc.(1)	233,350	12,078,196
Mondelez International, Inc., Class A	43,210	1,756,919
		17,065,382
Gas Utilities — 0.9%
Atmos Energy Corp.	30,980	2,597,363
Spire, Inc.	42,115	3,143,885
		5,741,248
Health Care Equipment and Supplies — 3.5%
Medtronic plc	130,070	10,115,544
STERIS plc	63,720	5,632,848
Zimmer Biomet Holdings, Inc.	58,707	6,874,002
		22,622,394
Health Care Providers and Services — 1.6%
Express Scripts Holding Co.(2)	88,700	5,616,484
McKesson Corp.	16,710	2,566,823
Universal Health Services, Inc., Class B	16,930	1,878,214
		10,061,521
Hotels, Restaurants and Leisure — 0.4%
McDonald's Corp.	14,950	2,342,366
Household Durables — 1.0%
PulteGroup, Inc.(1)	234,123	6,398,581
Household Products — 0.5%
Procter & Gamble Co. (The)	32,340	2,942,293

7

	Shares/ Principal Amount	Value
Insurance — 4.7%
Chubb Ltd.	73,232	$10,439,222
EMC Insurance Group, Inc.	40,637	1,143,931
Marsh & McLennan Cos., Inc.	67,552	5,661,533
MetLife, Inc.(1)	163,883	8,513,722
ProAssurance Corp.	81,969	4,479,606
		30,238,014
Internet Software and Services — 0.6%
Alphabet, Inc., Class C(2)	3,900	3,740,529
Machinery — 5.7%
Crane Co.(1)	121,360	9,707,586
Cummins, Inc.	66,420	11,160,553
Dover Corp.	87,189	7,968,203
Parker-Hannifin Corp.	16,040	2,807,321
Timken Co. (The)	113,453	5,508,143
		37,151,806
Multiline Retail — 0.6%
Dollar General Corp.	48,680	3,945,514
Oil, Gas and Consumable Fuels — 10.2%
Anadarko Petroleum Corp.	54,850	2,679,422
Enterprise Products Partners LP	126,930	3,309,065
EQT Corp.	43,036	2,807,669
EQT Midstream Partners LP	31,640	2,372,051
Hess Midstream Partners LP	35,930	789,382
Imperial Oil Ltd.	30,830	984,710
Royal Dutch Shell plc, Class A ADR	872,401	52,850,053
		65,792,352
Pharmaceuticals — 0.8%
Pfizer, Inc.	151,629	5,413,155
Road and Rail — 1.6%
Norfolk Southern Corp.	24,720	3,268,973
Union Pacific Corp.	59,540	6,904,854
		10,173,827
Semiconductors and Semiconductor Equipment — 2.4%
Applied Materials, Inc.	70,060	3,649,425
Lam Research Corp.	20,720	3,834,029
Maxim Integrated Products, Inc.(1)	99,970	4,769,569
QUALCOMM, Inc.	69,700	3,613,248
		15,866,271
Software — 0.5%
Microsoft Corp.	47,306	3,523,824
Specialty Retail — 1.7%
AutoZone, Inc.(2)	7,800	4,641,858
L Brands, Inc.	155,400	6,466,194
		11,108,052
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	16,930	2,609,252
Textiles, Apparel and Luxury Goods — 3.0%
Burberry Group plc	210,490	4,964,194
Hanesbrands, Inc.	138,060	3,401,798

8

	Shares/ Principal Amount	Value
Michael Kors Holdings Ltd.(2)	60,440	$2,892,054
Wolverine World Wide, Inc.	277,460	8,004,721
		19,262,767
Trading Companies and Distributors — 2.0%
MSC Industrial Direct Co., Inc., Class A	46,930	3,546,500
W.W. Grainger, Inc.(1)	50,920	9,152,870
		12,699,370
TOTAL COMMON STOCKS (Cost $446,457,441)		520,964,977
EXCHANGE-TRADED FUNDS — 9.2%
Consumer Discretionary Select Sector SPDR Fund	225,723	20,333,128
iShares Russell 1000 Value ETF	190,270	22,548,898
iShares U.S. Real Estate ETF	211,030	16,857,076
TOTAL EXCHANGE-TRADED FUNDS (Cost $56,975,065)		59,739,102
CONVERTIBLE BONDS — 6.5%
Semiconductors and Semiconductor Equipment — 6.5%
Intel Corp., 3.49%, 12/15/35(2)	$18,562,000	26,450,850
Microchip Technology, Inc., 1.625%, 2/15/25(2)	8,752,000	15,316,000
TOTAL CONVERTIBLE BONDS (Cost $32,754,459)		41,766,850
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $7,080,087), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $6,942,928)		6,942,378
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $6,223,289), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $6,098,173)		6,098,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,040,378)		13,040,378
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 98.3% (Cost $549,227,343)		635,511,307
SECURITIES SOLD SHORT — (96.4)%
COMMON STOCKS SOLD SHORT — (86.9)%
Aerospace and Defense — (5.8)%
General Dynamics Corp.	(33,330)	(6,851,981)
HEICO Corp.	(163,936)	(14,723,092)
Lockheed Martin Corp.	(8,830)	(2,739,861)
Northrop Grumman Corp.	(15,117)	(4,349,463)
Raytheon Co.	(28,160)	(5,254,093)
Rolls-Royce Holdings plc	(324,610)	(3,858,248)
		(37,776,738)
Air Freight and Logistics — (0.9)%
FedEx Corp.	(25,750)	(5,808,685)
Airlines — (2.2)%
American Airlines Group, Inc.	(297,070)	(14,107,854)
Automobiles — (0.9)%
General Motors Co.	(137,467)	(5,550,917)
Banks — (3.8)%
KeyCorp	(391,928)	(7,376,085)

9

	Shares/ Principal Amount	Value
M&T Bank Corp.	(19,690)	$(3,170,878)
People's United Financial, Inc.	(202,756)	(3,677,994)
Regions Financial Corp.	(247,540)	(3,770,034)
Zions BanCorp.	(142,350)	(6,716,073)
		(24,711,064)
Beverages — (1.5)%
Brown-Forman Corp., Class A	(85,930)	(4,785,442)
Constellation Brands, Inc., Class A	(24,960)	(4,978,272)
		(9,763,714)
Biotechnology — (0.4)%
Celgene Corp.	(15,920)	(2,321,454)
Capital Markets — (1.0)%
Eaton Vance Corp.	(72,600)	(3,584,262)
FactSet Research Systems, Inc.	(16,090)	(2,897,970)
		(6,482,232)
Commercial Services and Supplies — (0.7)%
Cintas Corp.	(31,745)	(4,580,168)
Consumer Finance — (1.8)%
Capital One Financial Corp.	(134,950)	(11,424,867)
Containers and Packaging — (2.0)%
Ball Corp.	(321,320)	(13,270,516)
Diversified Financial Services — (0.7)%
Berkshire Hathaway, Inc., Class B	(24,194)	(4,435,244)
Electric Utilities — (1.3)%
American Electric Power Co., Inc.	(73,960)	(5,194,950)
Southern Co. (The)	(64,913)	(3,189,825)
		(8,384,775)
Electrical Equipment — (1.0)%
Sensata Technologies Holding NV	(138,080)	(6,637,506)
Electronic Equipment, Instruments and Components — (1.2)%
Amphenol Corp., Class A	(70,390)	(5,957,810)
National Instruments Corp.	(47,700)	(2,011,509)
		(7,969,319)
Energy Equipment and Services — (2.4)%
Halliburton Co.	(334,221)	(15,384,193)
Equity Real Estate Investment Trusts (REITs) — (3.7)%
AvalonBay Communities, Inc.	(25,350)	(4,522,947)
Crown Castle International Corp.	(70,268)	(7,025,394)
Equity Residential	(57,990)	(3,823,281)
Essex Property Trust, Inc.	(17,440)	(4,430,283)
Simon Property Group, Inc.	(25,270)	(4,068,723)
		(23,870,628)
Food and Staples Retailing — (4.1)%
Costco Wholesale Corp.	(112,960)	(18,558,198)
Walgreens Boots Alliance, Inc.	(101,980)	(7,874,896)
		(26,433,094)
Food Products — (2.6)%
Kraft Heinz Co. (The)	(217,923)	(16,899,929)
Health Care Equipment and Supplies — (3.5)%
Becton Dickinson and Co.	(20,290)	(3,975,825)

10

	Shares/ Principal Amount	Value
Boston Scientific Corp.	(191,800)	$(5,594,806)
Stryker Corp.	(92,840)	(13,185,137)
		(22,755,768)
Health Care Providers and Services — (1.6)%
Acadia Healthcare Co., Inc.	(39,970)	(1,908,967)
AmerisourceBergen Corp., Class A	(58,800)	(4,865,700)
Centene Corp.	(34,940)	(3,381,144)
		(10,155,811)
Hotels, Restaurants and Leisure — (0.8)%
Chipotle Mexican Grill, Inc.	(8,220)	(2,530,363)
Wendy's Co. (The)	(154,280)	(2,395,968)
		(4,926,331)
Household Durables — (1.0)%
Toll Brothers, Inc.	(154,940)	(6,425,362)
Household Products — (0.5)%
Reckitt Benckiser Group plc	(32,760)	(2,990,797)
Industrial Conglomerates — (0.9)%
General Electric Co.	(244,760)	(5,918,297)
Insurance — (3.9)%
Aon plc	(38,340)	(5,601,474)
Prudential Financial, Inc.	(78,913)	(8,390,030)
Travelers Cos., Inc. (The)	(93,420)	(11,445,818)
		(25,437,322)
Internet and Direct Marketing Retail — (1.1)%
Amazon.com, Inc.	(7,340)	(7,056,309)
Machinery — (6.4)%
Caterpillar, Inc.	(63,770)	(7,952,757)
CNH Industrial NV	(531,430)	(6,382,474)
Deere & Co.	(71,550)	(8,985,964)
Illinois Tool Works, Inc.	(18,630)	(2,756,495)
RBC Bearings, Inc.	(44,990)	(5,630,498)
Xylem, Inc.	(153,950)	(9,641,889)
		(41,350,077)
Multi-Utilities — (1.0)%
Consolidated Edison, Inc.	(37,950)	(3,061,806)
Dominion Energy, Inc.	(40,930)	(3,148,745)
		(6,210,551)
Multiline Retail — (0.6)%
Dollar Tree, Inc.	(44,950)	(3,902,559)
Oil, Gas and Consumable Fuels — (8.4)%
Chevron Corp.	(8,740)	(1,026,950)
Exxon Mobil Corp.	(137,550)	(11,276,349)
Royal Dutch Shell plc, Class B ADR	(594,980)	(37,210,049)
Valero Energy Corp.	(61,130)	(4,702,731)
		(54,216,079)
Pharmaceuticals — (0.8)%
AstraZeneca plc ADR	(108,662)	(3,681,469)
Merck & Co., Inc.	(26,610)	(1,703,838)
		(5,385,307)

11

	Shares/ Principal Amount	Value
Road and Rail — (4.3)%
Avis Budget Group, Inc.	(463,234)	$(17,630,686)
CSX Corp.	(188,040)	(10,203,050)
		(27,833,736)
Semiconductors and Semiconductor Equipment — (7.2)%
Broadcom Ltd.	(26,050)	(6,318,167)
Intel Corp.	(651,010)	(24,790,461)
Microchip Technology, Inc.	(169,900)	(15,253,622)
		(46,362,250)
Specialty Retail — (1.1)%
Murphy USA, Inc.	(65,560)	(4,523,640)
Tiffany & Co.	(31,079)	(2,852,431)
		(7,376,071)
Technology Hardware, Storage and Peripherals — (0.3)%
HP, Inc.	(109,580)	(2,187,217)
Textiles, Apparel and Luxury Goods — (3.5)%
lululemon athletica, Inc.	(172,482)	(10,737,004)
LVMH Moet Hennessy Louis Vuitton SE	(17,740)	(4,894,726)
NIKE, Inc., Class B	(136,856)	(7,095,984)
		(22,727,714)
Trading Companies and Distributors — (2.0)%
Fastenal Co.	(281,840)	(12,846,267)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $509,893,727)		(561,876,722)
EXCHANGE-TRADED FUNDS SOLD SHORT — (9.5)%
Alerian MLP ETF	(574,226)	(6,442,816)
iShares Russell 1000 Growth ETF	(157,690)	(19,720,711)
iShares U.S. Oil & Gas Exploration & Production ETF	(46,470)	(2,730,113)
SPDR S&P Oil & Gas Exploration & Production ETF	(79,260)	(2,701,973)
Technology Select Sector SPDR Fund	(201,270)	(11,895,057)
Utilities Select Sector SPDR Fund	(334,400)	(17,739,920)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $60,040,822)		(61,230,590)
TOTAL SECURITIES SOLD SHORT — (96.4)% (Proceeds $569,934,549)		(623,107,312)
OTHER ASSETS AND LIABILITIES(3) — 98.1%		634,174,508
TOTAL NET ASSETS — 100.0%		$646,578,503

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $142,383,832.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $549,227,343)	$635,511,307
Cash	20,484
Deposits for securities sold short	638,202,768
Receivable for investments sold	9,166,296
Receivable for capital shares sold	1,011,498
Dividends and interest receivable	1,182,222
1,285,094,575

Liabilities
Securities sold short, at value (proceeds of $569,934,549)	623,107,312
Payable for investments purchased	9,986,451
Payable for capital shares redeemed	4,183,947
Accrued management fees	854,374
Distribution and service fees payable	27,793
Dividend expense payable on securities sold short	356,195
638,516,072

Net Assets	$646,578,503

Net Assets Consist of:
Capital (par value and paid-in surplus)	$648,297,955
Accumulated net investment loss	(4,558,427)
Accumulated net realized loss	(30,273,074)
Net unrealized appreciation	33,112,049
$646,578,503

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$328,899,929	30,966,976	$10.62
I Class, $0.01 Par Value	$272,193,876	25,291,264	$10.76
A Class, $0.01 Par Value	$15,878,184	1,517,669	$10.46*
C Class, $0.01 Par Value	$29,535,254	2,960,582	$9.98
R Class, $0.01 Par Value	$71,260	6,919	$10.30
*Maximum offering price $11.10 (net asset value divided by 0.9425).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $105,009)	$7,179,816
Interest	2,038,869
9,218,685

Expenses:
Dividend expense on securities sold short	7,903,786
Management fees	6,313,007
Distribution and service fees:
A Class	41,084
C Class	162,747
R Class	200
Directors' fees and expenses	11,639
Other expenses	522
14,432,985
Fees waived(1)	(862,512)
13,570,473

Net investment income (loss)	(4,351,788)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	28,968,341
Securities sold short transactions	(34,144,983)
Forward foreign currency exchange contract transactions	(67,115)
Foreign currency translation transactions	(10,351)
(5,254,108)

Change in net unrealized appreciation (depreciation) on:
Investments	16,190,582
Securities sold short	(16,341,504)
Forward foreign currency exchange contracts	(129,692)
Translation of assets and liabilities in foreign currencies	1,347
(279,267)

Net realized and unrealized gain (loss)	(5,533,375)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,885,163)

(1)	Amount consists of $478,034, $302,607, $41,084, $40,687 and $100 for Investor Class, I Class, A Class, C Class and R Class, respectively.

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$(4,351,788)	$(11,700,373)
Net realized gain (loss)	(5,254,108)	12,486,197
Change in net unrealized appreciation (depreciation)	(279,267)	18,412,884
Net increase (decrease) in net assets resulting from operations	(9,885,163)	19,198,708

Distributions to Shareholders
From net realized gains:
Investor Class	—	(10,130,104)
I Class	—	(4,651,007)
A Class	—	(3,199,654)
C Class	—	(920,441)
R Class	—	(3,174)
Decrease in net assets from distributions	—	(18,904,380)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(89,921,642)	270,349,369

Net increase (decrease) in net assets	(99,806,805)	270,643,697

Net Assets
Beginning of period	746,385,308	475,741,611
End of period	$646,578,503	$746,385,308

Accumulated net investment loss	$(4,558,427)	$(206,639)

See Notes to Financial Statements.

15

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Market Neutral Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth, independent of equity market conditions.

The fund offers the Investor Class, I Class (formerly Institutional Class), A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

16

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

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Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended September 30, 2017, the investment advisor agreed to waive 0.25% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended September 30, 2017 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.90%	1.65%
I Class	1.70%	1.45%
A Class	1.90%	1.65%
C Class	1.90%	1.65%
R Class	1.90%	1.65%

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Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $8,958,080 and $11,960,638, respectively. The effect of interfund transactions on the Statement of Operations was $731,531 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period ended September 30, 2017 were $901,319,296 and $898,984,098, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2017		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	240,000,000		160,000,000
Sold	12,264,802	$130,464,918	38,163,480	$409,848,107
Issued in reinvestment of distributions	—	—	953,814	10,053,201
Redeemed	(20,316,593)	(214,831,317)	(23,759,846)	(254,452,883)
	(8,051,791)	(84,366,399)	15,357,448	165,448,425
I Class/Shares Authorized	150,000,000		60,000,000
Sold	13,627,120	145,639,248	12,817,012	139,407,265
Issued in reinvestment of distributions	—	—	369,477	3,938,624
Redeemed	(5,293,575)	(56,766,886)	(7,696,378)	(83,354,520)
	8,333,545	88,872,362	5,490,111	59,991,369
A Class/Shares Authorized	70,000,000		50,000,000
Sold	532,601	5,563,045	7,205,999	76,907,509
Issued in reinvestment of distributions	—	—	307,598	3,199,016
Redeemed	(9,065,043)	(95,168,621)	(4,685,220)	(49,611,414)
	(8,532,442)	(89,605,576)	2,828,377	30,495,111
C Class/Shares Authorized	25,000,000		15,000,000
Sold	193,679	1,948,184	2,091,153	21,387,959
Issued in reinvestment of distributions	—	—	91,952	917,682
Redeemed	(674,191)	(6,720,348)	(782,225)	(7,938,502)
	(480,512)	(4,772,164)	1,400,880	14,367,139
R Class/Shares Authorized	10,000,000		10,000,000
Sold	2,066	21,226	6,544	68,556
Issued in reinvestment of distributions	—	—	309	3,174
Redeemed	(6,898)	(71,091)	(2,337)	(24,405)
	(4,832)	(49,865)	4,516	47,325
Net increase (decrease)	(8,736,032)	$(89,921,642)	25,081,332	$270,349,369

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$516,000,783	$4,964,194	—
Exchange-Traded Funds	59,739,102	—	—
Convertible Bonds	—	41,766,850	—
Temporary Cash Investments	—	13,040,378	—
	$575,739,885	$59,771,422	—

Liabilities
Securities Sold Short
Common Stocks	$550,132,951	$11,743,771	—
Exchange-Traded Funds	61,230,590	—	—
	$611,363,541	$11,743,771	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $31,568,943.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended September 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(67,115) in net realized gain (loss) on forward foreign currency exchange contract transactions and $(129,692) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$559,574,079
Gross tax appreciation of investments	$79,647,681
Gross tax depreciation of investments	(3,710,453)
Net tax appreciation (depreciation) of investments	75,937,228
Gross tax appreciation on securities sold short	10,187,077
Gross tax depreciation on securities sold short	(80,587,007)
Net tax appreciation (depreciation)	$5,537,298

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Operating Expenses (excluding expenses on securities sold short)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(4)	$10.76	(0.07)	(0.07)	(0.14)	—	$10.62	(1.30)%	3.94%(5)	4.19%(5)	1.65%(5)	(1.27)%(5)	(1.52)%(5)	135%	$328,900
2017	$10.73	(0.18)	0.49	0.31	(0.28)	$10.76	2.97%	3.68%	3.94%	1.64%	(1.65)%	(1.91)%	374%	$419,925
2016	$10.44	(0.19)	0.65	0.46	(0.17)	$10.73	4.42%	3.78%	4.08%	1.61%	(1.82)%	(2.12)%	679%	$253,885
2015	$10.22	(0.20)	0.62	0.42	(0.20)	$10.44	4.10%	3.88%	4.18%	1.60%	(1.95)%	(2.25)%	447%	$49,465
2014	$10.25	(0.04)	0.21	0.17	(0.20)	$10.22	1.69%	4.09%	4.39%	1.60%	(0.35)%	(0.65)%	521%	$49,665
2013	$10.32	(0.25)	0.52	0.27	(0.34)	$10.25	2.61%	4.74%	5.04%	1.60%	(2.46)%	(2.76)%	588%	$8,214
I Class(6)
2017(4)	$10.89	(0.05)	(0.08)	(0.13)	—	$10.76	(1.19)%	3.74%(5)	3.99%(5)	1.45%(5)	(1.07)%(5)	(1.32)%(5)	135%	$272,194
2017	$10.83	(0.16)	0.50	0.34	(0.28)	$10.89	3.23%	3.48%	3.74%	1.44%	(1.45)%	(1.71)%	374%	$184,717
2016	$10.52	(0.16)	0.64	0.48	(0.17)	$10.83	4.58%	3.58%	3.88%	1.41%	(1.62)%	(1.92)%	679%	$124,249
2015	$10.28	(0.18)	0.62	0.44	(0.20)	$10.52	4.28%	3.68%	3.98%	1.40%	(1.75)%	(2.05)%	447%	$6,013
2014	$10.28	0.11	0.09	0.20	(0.20)	$10.28	1.98%	3.89%	4.19%	1.40%	(0.15)%	(0.45)%	521%	$5,714
2013	$10.33	(0.24)	0.53	0.29	(0.34)	$10.28	2.81%	4.54%	4.84%	1.40%	(2.26)%	(2.56)%	588%	$425

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Operating Expenses (excluding expenses on securities sold short)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(4)	$10.61	(0.08)	(0.07)	(0.15)	—	$10.46	(1.41)%	4.19%(5)	4.44%(5)	1.90%(5)	(1.52)%(5)	(1.77)%(5)	135%	$15,878
2017	$10.61	(0.20)	0.48	0.28	(0.28)	$10.61	2.72%	3.93%	4.19%	1.89%	(1.90)%	(2.16)%	374%	$106,662
2016	$10.36	(0.22)	0.64	0.42	(0.17)	$10.61	4.07%	4.03%	4.33%	1.86%	(2.07)%	(2.37)%	679%	$76,630
2015	$10.16	(0.23)	0.63	0.40	(0.20)	$10.36	3.93%	4.13%	4.43%	1.85%	(2.20)%	(2.50)%	447%	$9,311
2014	$10.21	(0.07)	0.22	0.15	(0.20)	$10.16	1.50%	4.34%	4.64%	1.85%	(0.60)%	(0.90)%	521%	$13,640
2013	$10.31	(0.28)	0.52	0.24	(0.34)	$10.21	2.32%	4.99%	5.29%	1.85%	(2.71)%	(3.01)%	588%	$2,265
C Class
2017(4)	$10.16	(0.11)	(0.07)	(0.18)	—	$9.98	(1.77)%	4.94%(5)	5.19%(5)	2.65%(5)	(2.27)%(5)	(2.52)%(5)	135%	$29,535
2017	$10.24	(0.27)	0.47	0.20	(0.28)	$10.16	2.03%	4.68%	4.94%	2.64%	(2.65)%	(2.91)%	374%	$34,958
2016	$10.08	(0.29)	0.62	0.33	(0.17)	$10.24	3.28%	4.78%	5.08%	2.61%	(2.82)%	(3.12)%	679%	$20,902
2015	$9.97	(0.30)	0.61	0.31	(0.20)	$10.08	3.10%	4.88%	5.18%	2.60%	(2.95)%	(3.25)%	447%	$7,948
2014	$10.10	(0.14)	0.21	0.07	(0.20)	$9.97	0.72%	5.09%	5.39%	2.60%	(1.35)%	(1.65)%	521%	$6,844
2013	$10.28	(0.35)	0.51	0.16	(0.34)	$10.10	1.54%	5.74%	6.04%	2.60%	(3.46)%	(3.76)%	588%	$1,111

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Operating Expenses (excluding expenses on securities sold short)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(4)	$10.46	(0.10)	(0.06)	(0.16)	—	$10.30	(1.53)%	4.44%(5)	4.69%(5)	2.15%(5)	(1.77)%(5)	(2.02)%(5)	135%	$71
2017	$10.49	(0.22)	0.47	0.25	(0.28)	$10.46	2.47%	4.18%	4.44%	2.14%	(2.15)%	(2.41)%	374%	$123
2016	$10.26	(0.21)	0.61	0.40	(0.17)	$10.49	3.91%	4.28%	4.58%	2.11%	(2.32)%	(2.62)%	679%	$76
2015	$10.10	(0.25)	0.61	0.36	(0.20)	$10.26	3.56%	4.38%	4.68%	2.10%	(2.45)%	(2.75)%	447%	$447
2014	$10.17	(0.18)	0.31	0.13	(0.20)	$10.10	1.21%	4.59%	4.89%	2.10%	(0.85)%	(1.15)%	521%	$427
2013	$10.30	(0.31)	0.52	0.21	(0.34)	$10.17	2.13%	5.24%	5.54%	2.10%	(2.96)%	(3.26)%	588%	$421

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended September 30, 2017 (unaudited).

(5)	Annualized.

(6)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that impacted the level of the fee in relation to its peers and accepted the Advisor's explanation of such factors. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.25% (e.g., the Investor Class unified fee will be reduced from 1.90% to

1.65%) for at least one year, beginning August 1, 2017. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90804 1711

Semiannual Report

September 30, 2017

Mid Cap Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
Top Ten Holdings	% of net assets
Northern Trust Corp.	2.9%
Johnson Controls International plc	2.9%
iShares Russell Mid-Cap Value ETF	2.7%
Zimmer Biomet Holdings, Inc.	2.2%
Weyerhaeuser Co.	2.2%
Imperial Oil Ltd.	1.9%
Conagra Brands, Inc.	1.8%
Invesco Ltd.	1.7%
Mondelez International, Inc., Class A	1.5%
PG&E Corp.	1.5%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	9.1%
Food Products	7.4%
Banks	7.1%
Capital Markets	6.7%
Electric Utilities	5.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	94.5%
Exchange-Traded Funds	2.7%
Total Equity Exposure	97.2%
Temporary Cash Investments	2.5%
Other Assets and Liabilities	0.3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,031.90	$4.94	0.97%
I Class	$1,000	$1,032.90	$3.92	0.77%
Y Class	$1,000	$1,034.10(2)	$3.01(3)	0.62%
A Class	$1,000	$1,030.60	$6.21	1.22%
C Class	$1,000	$1,026.40	$10.01	1.97%
R Class	$1,000	$1,029.40	$7.48	1.47%
R5 Class	$1,000	$1,033.40(2)	$3.73(3)	0.77%
R6 Class	$1,000	$1,033.70	$3.16	0.62%
Hypothetical
Investor Class	$1,000	$1,020.21	$4.91	0.97%
I Class	$1,000	$1,021.21	$3.90	0.77%
Y Class	$1,000	$1,021.96(4)	$3.14(4)	0.62%
A Class	$1,000	$1,018.95	$6.17	1.22%
C Class	$1,000	$1,015.19	$9.95	1.97%
R Class	$1,000	$1,017.70	$7.44	1.47%
R5 Class	$1,000	$1,021.21(4)	$3.90(4)	0.77%
R6 Class	$1,000	$1,021.96	$3.14	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.5%
Aerospace and Defense — 1.1%
Textron, Inc.	1,810,065	$97,526,302
Auto Components — 0.5%
Delphi Automotive plc	408,522	40,198,565
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	2,916,529	86,212,597
Banks — 7.1%
Bank of Hawaii Corp.	669,748	55,830,193
BB&T Corp.	2,854,223	133,977,228
Comerica, Inc.	205,221	15,650,154
Commerce Bancshares, Inc.	1,241,394	71,715,331
M&T Bank Corp.	640,427	103,134,364
PNC Financial Services Group, Inc. (The)	433,521	58,425,625
SunTrust Banks, Inc.	1,150,951	68,792,341
UMB Financial Corp.	389,232	28,993,892
Westamerica Bancorporation(1)	1,472,948	87,699,324
		624,218,452
Building Products — 2.9%
Johnson Controls International plc	6,315,435	254,448,876
Capital Markets — 6.7%
Ameriprise Financial, Inc.	801,031	118,961,114
Invesco Ltd.	4,341,473	152,125,214
Northern Trust Corp.	2,804,432	257,811,434
State Street Corp.	180,995	17,292,262
T. Rowe Price Group, Inc.	464,220	42,081,543
		588,271,567
Commercial Services and Supplies — 0.7%
Republic Services, Inc.	993,363	65,621,560
Containers and Packaging — 4.1%
Bemis Co., Inc.	1,313,294	59,846,808
Graphic Packaging Holding Co.	7,652,492	106,752,263
Sonoco Products Co.	1,683,831	84,949,274
WestRock Co.	1,871,692	106,181,087
		357,729,432
Diversified Telecommunication Services — 1.3%
Level 3 Communications, Inc.(2)	2,110,830	112,486,131
Electric Utilities — 5.9%
Edison International	1,607,220	124,029,167
Eversource Energy	656,517	39,679,887
PG&E Corp.	1,976,973	134,612,092
Pinnacle West Capital Corp.	752,892	63,664,548
Westar Energy, Inc., Class A	494,977	24,550,859
Xcel Energy, Inc.	2,762,588	130,725,664
		517,262,217
Electrical Equipment — 3.5%
Eaton Corp. plc	853,867	65,568,447

6

	Shares	Value
Emerson Electric Co.	1,781,491	$111,948,895
Hubbell, Inc.	1,001,700	116,217,234
Rockwell Automation, Inc.	81,701	14,559,935
		308,294,511
Electronic Equipment, Instruments and Components — 2.2%
Keysight Technologies, Inc.(2)	2,599,848	108,309,668
TE Connectivity Ltd.	1,061,640	88,179,818
		196,489,486
Energy Equipment and Services — 3.6%
Baker Hughes a GE Co.	2,781,237	101,848,899
Halliburton Co.	1,072,365	49,360,961
Helmerich & Payne, Inc.	1,072,355	55,880,419
National Oilwell Varco, Inc.	3,122,284	111,559,207
		318,649,486
Equity Real Estate Investment Trusts (REITs) — 5.4%
American Tower Corp.	603,145	82,437,859
Boston Properties, Inc.	398,846	49,010,197
Empire State Realty Trust, Inc.	1,431,484	29,402,681
MGM Growth Properties LLC, Class A	1,755,244	53,025,921
Piedmont Office Realty Trust, Inc., Class A	3,386,290	68,267,606
Weyerhaeuser Co.	5,728,407	194,937,690
		477,081,954
Food and Staples Retailing — 1.2%
Sysco Corp.	1,918,750	103,516,563
Food Products — 7.4%
Conagra Brands, Inc.	4,619,222	155,852,550
General Mills, Inc.	2,297,167	118,901,364
J.M. Smucker Co. (The)	651,800	68,393,374
Kellogg Co.	1,642,178	102,422,642
Lamb Weston Holdings, Inc.	622,498	29,188,931
Mondelez International, Inc., Class A	3,323,353	135,127,533
Orkla ASA	3,879,947	39,800,574
		649,686,968
Gas Utilities — 1.5%
Atmos Energy Corp.	679,081	56,934,151
Spire, Inc.	976,201	72,873,405
		129,807,556
Health Care Equipment and Supplies — 3.3%
Koninklijke Philips NV	1,069,126	44,137,563
STERIS plc	638,056	56,404,150
Zimmer Biomet Holdings, Inc.	1,667,848	195,288,322
		295,830,035
Health Care Providers and Services — 5.7%
Cardinal Health, Inc.	1,449,173	96,978,657
Express Scripts Holding Co.(2)	1,223,547	77,474,996
HCA Healthcare, Inc.(2)	1,101,238	87,647,532
LifePoint Health, Inc.(2)	1,857,537	107,551,392
McKesson Corp.	477,301	73,318,207
Quest Diagnostics, Inc.	605,884	56,734,978
		499,705,762

7

	Shares	Value
Hotels, Restaurants and Leisure — 0.4%
Carnival Corp.	503,548	$32,514,094
Household Durables — 0.9%
PulteGroup, Inc.	2,966,406	81,071,876
Insurance — 5.3%
Aflac, Inc.	612,423	49,845,108
Arthur J. Gallagher & Co.	973,261	59,904,214
Brown & Brown, Inc.	861,428	41,512,215
Chubb Ltd.	818,760	116,714,238
ProAssurance Corp.	706,227	38,595,306
Reinsurance Group of America, Inc.	503,740	70,286,842
Torchmark Corp.	342,310	27,415,608
Travelers Cos., Inc. (The)	182,700	22,384,404
Unum Group	850,489	43,485,503
		470,143,438
Leisure Products — 0.5%
Mattel, Inc.	2,995,345	46,367,941
Machinery — 2.4%
Cummins, Inc.	372,705	62,625,621
Ingersoll-Rand plc	981,996	87,564,583
PACCAR, Inc.	469,628	33,972,890
Parker-Hannifin Corp.	170,075	29,766,526
		213,929,620
Multi-Utilities — 1.4%
Ameren Corp.	1,140,925	65,991,102
NorthWestern Corp.	991,267	56,442,743
		122,433,845
Multiline Retail — 0.7%
Target Corp.	1,094,937	64,612,232
Oil, Gas and Consumable Fuels — 9.1%
Anadarko Petroleum Corp.	1,820,729	88,942,612
Devon Energy Corp.	2,051,134	75,297,129
EQT Corp.	1,849,466	120,659,162
Imperial Oil Ltd.	5,239,711	167,385,198
Marathon Petroleum Corp.	1,405,750	78,834,460
Noble Energy, Inc.	3,923,314	111,265,185
Occidental Petroleum Corp.	1,835,679	117,868,948
Spectra Energy Partners LP	946,899	42,023,378
		802,276,072
Road and Rail — 1.1%
Heartland Express, Inc.	3,810,444	95,565,936
Semiconductors and Semiconductor Equipment — 4.8%
Applied Materials, Inc.	2,373,798	123,651,138
Lam Research Corp.	470,426	87,047,627
Maxim Integrated Products, Inc.	2,669,123	127,343,858
Teradyne, Inc.	2,379,589	88,734,874
		426,777,497
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	985,373	97,749,002
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	5,623,283	82,662,260

8

	Shares/Principal Amount	Value
Trading Companies and Distributors — 0.8%
MSC Industrial Direct Co., Inc., Class A	987,932	$74,658,021
TOTAL COMMON STOCKS (Cost $6,895,087,034)		8,333,799,854
EXCHANGE-TRADED FUNDS — 2.7%
iShares Russell Mid-Cap Value ETF (Cost $197,277,737)	2,817,714	239,308,450
TEMPORARY CASH INVESTMENTS — 2.5%
Federal Home Loan Bank Discount Notes, 0.68%, 10/2/17(3)	$217,000,000	217,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $902,777), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $885,288)		885,218
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $422,751), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $410,012)		410,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $218,292,301)		218,295,218
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $7,310,657,072)		8,791,403,522
OTHER ASSETS AND LIABILITIES — 0.3%		27,705,552
TOTAL NET ASSETS — 100.0%		$8,819,109,074

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	140,821,920	CAD	174,141,795	Morgan Stanley	12/29/17	$1,178,464
EUR	2,000,024	USD	2,371,948	UBS AG	12/29/17	3,589
USD	39,267,401	EUR	33,129,498	UBS AG	12/29/17	(82,317)
USD	52,765,420	JPY	5,865,747,103	Credit Suisse AG	12/29/17	407,747
USD	3,662,450	NOK	28,873,656	JPMorgan Chase Bank N.A.	12/29/17	29,749
USD	1,890,255	NOK	14,867,060	JPMorgan Chase Bank N.A.	12/29/17	19,775
USD	2,603,344	NOK	20,402,421	JPMorgan Chase Bank N.A.	12/29/17	36,440
USD	2,878,200	NOK	22,513,015	JPMorgan Chase Bank N.A.	12/29/17	45,754
USD	2,799,144	NOK	21,806,493	JPMorgan Chase Bank N.A.	12/29/17	55,588
USD	2,110,187	NOK	16,428,981	JPMorgan Chase Bank N.A.	12/29/17	43,196
USD	1,849,933	NOK	14,435,451	JPMorgan Chase Bank N.A.	12/29/17	33,756
USD	2,478,209	NOK	19,288,745	JPMorgan Chase Bank N.A.	12/29/17	51,420
USD	1,354,336	NOK	10,573,713	JPMorgan Chase Bank N.A.	12/29/17	24,018
USD	3,641,208	NOK	28,672,824	JPMorgan Chase Bank N.A.	12/29/17	33,774
USD	1,800,080	NOK	14,267,516	JPMorgan Chase Bank N.A.	12/29/17	5,031
USD	3,196,271	NOK	25,324,533	JPMorgan Chase Bank N.A.	12/29/17	10,098
USD	3,482,321	NOK	27,701,171	JPMorgan Chase Bank N.A.	12/29/17	(2,866)
						$1,893,216

9

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $7,243,343,264)	$8,703,704,198
Investment securities - affiliated, at value (cost of $67,313,808)	87,699,324
Total investment securities, at value (cost of $7,310,657,072)	8,791,403,522
Receivable for investments sold	48,069,850
Receivable for capital shares sold	30,949,633
Unrealized appreciation on forward foreign currency exchange contracts	1,978,399
Dividends and interest receivable	14,378,401
8,886,779,805

Liabilities
Disbursements in excess of demand deposit cash	5,346
Payable for investments purchased	27,787,427
Payable for capital shares redeemed	33,424,025
Unrealized depreciation on forward foreign currency exchange contracts	85,183
Accrued management fees	6,060,809
Distribution and service fees payable	307,941
67,670,731

Net Assets	$8,819,109,074

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,825,977,022
Undistributed net investment income	4,064,305
Undistributed net realized gain	506,425,262
Net unrealized appreciation	1,482,642,485
$8,819,109,074

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$4,552,621,187	250,826,623	$18.15
I Class, $0.01 Par Value	$1,936,709,060	106,652,956	$18.16
Y Class, $0.01 Par Value	$5,175	285	$18.16
A Class, $0.01 Par Value	$645,511,015	35,622,075	$18.12*
C Class, $0.01 Par Value	$148,088,440	8,245,033	$17.96
R Class, $0.01 Par Value	$137,498,434	7,606,512	$18.08
R5 Class, $0.01 Par Value	$46,173	2,542	$18.16
R6 Class, $0.01 Par Value	$1,398,629,590	77,029,000	$18.16
* Maximum offering price $19.23 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $1,195,701 from affiliates and net of foreign taxes withheld of $702,241)	$128,397,260
Interest	869,369
129,266,629

Expenses:
Management fees	39,825,969
Distribution and service fees:
A Class	909,495
C Class	771,260
R Class	357,143
Directors' fees and expenses	147,031
Other expenses	462
42,011,360
Fees waived(1)	(1,606,377)
40,404,983

Net investment income (loss)	88,861,646

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(1,062,421) from affiliates)	421,333,122
Forward foreign currency exchange contract transactions	(14,555,436)
Foreign currency translation transactions	(68,265)
406,709,421

Change in net unrealized appreciation (depreciation) on:
Investments (including $28,463,367 from affiliates)	(220,830,181)
Forward foreign currency exchange contracts	661,441
Translation of assets and liabilities in foreign currencies	97,899
(220,070,841)

Net realized and unrealized gain (loss)	186,638,580

Net Increase (Decrease) in Net Assets Resulting from Operations	$275,500,226

(1)	Amount consists of $847,771, $330,417, $1, $130,553, $28,071, $25,975, $3, and $243,586 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$88,861,646	$108,570,769
Net realized gain (loss)	406,709,421	484,517,537
Change in net unrealized appreciation (depreciation)	(220,070,841)	928,217,893
Net increase (decrease) in net assets resulting from operations	275,500,226	1,521,306,199

Distributions to Shareholders
From net investment income:
Investor Class	(43,820,379)	(56,846,450)
I Class	(20,259,415)	(22,574,513)
Y Class	(57)	—
A Class	(5,462,544)	(16,809,081)
C Class	(688,336)	(628,329)
R Class	(985,853)	(1,302,759)
R5 Class	(355)	—
R6 Class	(15,355,423)	(18,334,282)
From net realized gains:
Investor Class	—	(112,493,225)
I Class	—	(39,861,571)
A Class	—	(43,015,675)
C Class	—	(4,186,150)
R Class	—	(4,206,839)
R6 Class	—	(32,038,469)
Decrease in net assets from distributions	(86,572,362)	(352,297,343)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(308,269,602)	925,856,847

Net increase (decrease) in net assets	(119,341,738)	2,094,865,703

Net Assets
Beginning of period	8,938,450,812	6,843,585,109
End of period	$8,819,109,074	$8,938,450,812

Undistributed net investment income	$4,064,305	$1,775,021

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From April 1, 2017 through July 31, 2017, the investment advisor agreed to waive 0.03% of the fund's management fee. Effective August 1, 2017, the investment advisor agreed to waive 0.05% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended September 30, 2017 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.00%	0.96%
I Class	0.80%	0.76%
Y Class	0.65%	0.61%
A Class	1.00%	0.96%
C Class	1.00%	0.96%
R Class	1.00%	0.96%
R5 Class	0.80%	0.76%
R6 Class	0.65%	0.61%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $10,856,794 and $19,663,304, respectively. The effect of interfund transactions on the Statement of Operations was $6,002,426 in net realized gain (loss) on investment transactions.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 were $1,817,756,241 and $2,093,686,401, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,500,000,000		1,355,000,000
Sold	32,342,012	$575,247,994	95,524,450	$1,617,072,204
Issued in reinvestment of distributions	2,415,652	43,110,954	9,444,752	163,834,567
Redeemed	(48,898,502)	(868,281,452)	(71,970,011)	(1,207,753,225)
	(14,140,838)	(249,922,504)	32,999,191	573,153,546
I Class/Shares Authorized	800,000,000		500,000,000
Sold	29,594,799	525,551,804	36,780,861	617,210,853
Issued in reinvestment of distributions	929,864	16,605,299	2,941,214	51,025,611
Redeemed	(15,481,169)	(275,815,195)	(23,385,985)	(392,518,202)
	15,043,494	266,341,908	16,336,090	275,718,262
Y Class/Shares Authorized	50,000,000		N/A
Sold	282	5,000
Issued in reinvestment of distributions	3	57
	285	5,057
A Class/Shares Authorized	300,000,000		575,000,000
Sold	3,469,931	61,579,461	33,099,394	545,878,543
Issued in reinvestment of distributions	287,029	5,113,387	3,352,353	58,165,063
Redeemed	(23,906,772)	(424,792,775)	(69,649,804)	(1,193,566,164)
	(20,149,812)	(358,099,927)	(33,198,057)	(589,522,558)
C Class/Shares Authorized	60,000,000		50,000,000
Sold	230,331	4,046,940	3,740,032	60,859,992
Issued in reinvestment of distributions	36,668	647,238	253,069	4,388,322
Redeemed	(1,174,787)	(20,699,090)	(1,622,243)	(27,028,636)
	(907,788)	(16,004,912)	2,370,858	38,219,678
R Class/Shares Authorized	60,000,000		70,000,000
Sold	503,333	8,898,980	3,141,933	51,925,449
Issued in reinvestment of distributions	54,978	977,068	314,643	5,459,393
Redeemed	(1,526,938)	(27,061,741)	(3,241,664)	(53,879,242)
	(968,627)	(17,185,693)	214,912	3,505,600
R5 Class/Shares Authorized	50,000,000		N/A
Sold	2,522	44,301
Issued in reinvestment of distributions	20	355
	2,542	44,656
R6 Class/Shares Authorized	440,000,000		200,000,000
Sold	17,213,131	306,589,954	54,083,268	899,809,329
Issued in reinvestment of distributions	859,869	15,355,423	2,900,453	50,372,751
Redeemed	(14,321,738)	(255,393,564)	(19,208,133)	(325,399,761)
	3,751,262	66,551,813	37,775,588	624,782,319
Net increase (decrease)	(17,369,482)	$(308,269,602)	56,498,582	$925,856,847

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the Y Class and R5 Class.

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,082,476,519	$251,323,335	—
Exchange-Traded Funds	239,308,450	—	—
Temporary Cash Investments	—	218,295,218	—
	$8,321,784,969	$469,618,553	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,978,399	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$85,183	—

7. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2017 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Westamerica Bancorporation	$73,085	$8,656	—	$5,958	$87,699	1,473	—	$1,021
Heartland Express, Inc.(1)	95,196	—	$22,135	22,505	(1)	(1)	$(1,062)	175
	$168,281	$8,656	$22,135	$28,463	$87,699	1,473	$(1,062)	$1,196

(1) Company was not an affiliate at September 30, 2017.

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8. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $286,339,473.

The value of foreign currency risk derivative instruments as of September 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $1,978,399 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $85,183 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(14,555,436) in net realized gain (loss) on forward foreign currency exchange contract transactions and $661,441 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,395,846,692
Gross tax appreciation of investments	$1,625,373,355
Gross tax depreciation of investments	(229,816,525)
Net tax appreciation (depreciation) of investments	$1,395,556,830

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$17.76	0.18	0.38	0.56	(0.17)	—	(0.17)	$18.15	3.19%	0.97%(4)	1.01%(4)	1.97%(4)	1.93%(4)	21%	$4,552,621
2017	$15.32	0.22	2.93	3.15	(0.23)	(0.48)	(0.71)	$17.76	20.71%	0.98%	1.00%	1.32%	1.30%	49%	$4,706,704
2016	$16.70	0.19	0.06	0.25	(0.19)	(1.44)	(1.63)	$15.32	1.94%	1.00%	1.01%	1.19%	1.18%	66%	$3,554,131
2015	$16.35	0.20	1.98	2.18	(0.18)	(1.65)	(1.83)	$16.70	13.62%	1.00%	1.00%	1.16%	1.16%	66%	$3,771,117
2014	$14.53	0.21	2.77	2.98	(0.20)	(0.96)	(1.16)	$16.35	21.02%	1.00%	1.00%	1.34%	1.34%	67%	$3,252,177
2013	$12.86	0.22	2.02	2.24	(0.25)	(0.32)	(0.57)	$14.53	18.11%	1.00%	1.00%	1.69%	1.69%	61%	$2,459,353
I Class(5)
2017(3)	$17.77	0.20	0.38	0.58	(0.19)	—	(0.19)	$18.16	3.29%	0.77%(4)	0.81%(4)	2.17%(4)	2.13%(4)	21%	$1,936,709
2017	$15.33	0.26	2.93	3.19	(0.27)	(0.48)	(0.75)	$17.77	20.95%	0.78%	0.80%	1.52%	1.50%	49%	$1,628,060
2016	$16.71	0.22	0.06	0.28	(0.22)	(1.44)	(1.66)	$15.33	2.14%	0.80%	0.81%	1.39%	1.38%	66%	$1,153,899
2015	$16.36	0.23	1.99	2.22	(0.22)	(1.65)	(1.87)	$16.71	13.83%	0.80%	0.80%	1.36%	1.36%	66%	$1,017,915
2014	$14.53	0.24	2.78	3.02	(0.23)	(0.96)	(1.19)	$16.36	21.33%	0.80%	0.80%	1.54%	1.54%	67%	$812,521
2013	$12.86	0.25	2.02	2.27	(0.28)	(0.32)	(0.60)	$14.53	18.34%	0.80%	0.80%	1.89%	1.89%	61%	$421,877
Y Class
2017(6)	$17.76	0.21	0.39	0.60	(0.20)	—	(0.20)	$18.16	3.41%	0.62%(4)	0.66%(4)	2.44%(4)	2.40%(4)	21%(7)	$5

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$17.73	0.14	0.40	0.54	(0.15)	—	(0.15)	$18.12	3.06%	1.22%(4)	1.26%(4)	1.72%(4)	1.68%(4)	21%	$645,511
2017	$15.30	0.18	2.92	3.10	(0.19)	(0.48)	(0.67)	$17.73	20.37%	1.23%	1.25%	1.07%	1.05%	49%	$989,014
2016	$16.68	0.15	0.06	0.21	(0.15)	(1.44)	(1.59)	$15.30	1.69%	1.25%	1.26%	0.94%	0.93%	66%	$1,360,886
2015	$16.33	0.15	2.00	2.15	(0.15)	(1.65)	(1.80)	$16.68	13.40%	1.25%	1.25%	0.91%	0.91%	66%	$1,464,424
2014	$14.52	0.17	2.76	2.93	(0.16)	(0.96)	(1.12)	$16.33	20.71%	1.25%	1.25%	1.09%	1.09%	67%	$802,480
2013	$12.86	0.19	2.01	2.20	(0.22)	(0.32)	(0.54)	$14.52	17.83%	1.25%	1.25%	1.44%	1.44%	61%	$488,491
C Class
2017(3)	$17.58	0.09	0.37	0.46	(0.08)	—	(0.08)	$17.96	2.64%	1.97%(4)	2.01%(4)	0.97%(4)	0.93%(4)	21%	$148,088
2017	$15.17	0.06	2.90	2.96	(0.07)	(0.48)	(0.55)	$17.58	19.56%	1.98%	2.00%	0.32%	0.30%	49%	$160,893
2016	$16.57	0.03	0.06	0.09	(0.05)	(1.44)	(1.49)	$15.17	0.90%	2.00%	2.01%	0.19%	0.18%	66%	$102,906
2015	$16.26	0.03	1.97	2.00	(0.04)	(1.65)	(1.69)	$16.57	12.53%	2.00%	2.00%	0.16%	0.16%	66%	$79,490
2014	$14.49	0.05	2.75	2.80	(0.07)	(0.96)	(1.03)	$16.26	19.75%	2.00%	2.00%	0.34%	0.34%	67%	$60,443
2013	$12.84	0.09	2.02	2.11	(0.14)	(0.32)	(0.46)	$14.49	16.96%	2.00%	2.00%	0.69%	0.69%	61%	$31,407

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(3)	$17.69	0.13	0.39	0.52	(0.13)	—	(0.13)	$18.08	2.94%	1.47%(4)	1.51%(4)	1.47%(4)	1.43%(4)	21%	$137,498
2017	$15.26	0.14	2.92	3.06	(0.15)	(0.48)	(0.63)	$17.69	20.12%	1.48%	1.50%	0.82%	0.80%	49%	$151,705
2016	$16.64	0.11	0.06	0.17	(0.11)	(1.44)	(1.55)	$15.26	1.43%	1.50%	1.51%	0.69%	0.68%	66%	$127,581
2015	$16.31	0.11	1.98	2.09	(0.11)	(1.65)	(1.76)	$16.64	13.07%	1.50%	1.50%	0.66%	0.66%	66%	$130,669
2014	$14.51	0.13	2.76	2.89	(0.13)	(0.96)	(1.09)	$16.31	20.41%	1.50%	1.50%	0.84%	0.84%	67%	$110,440
2013	$12.85	0.15	2.02	2.17	(0.19)	(0.32)	(0.51)	$14.51	17.49%	1.50%	1.50%	1.19%	1.19%	61%	$73,023
R5 Class
2017(6)	$17.76	0.19	0.40	0.59	(0.19)	—	(0.19)	$18.16	3.34%	0.77%(4)	0.81%(4)	2.20%(4)	2.16%(4)	21%(7)	$46
R6 Class
2017(3)	$17.77	0.21	0.38	0.59	(0.20)	—	(0.20)	$18.16	3.37%	0.62%(4)	0.66%(4)	2.32%(4)	2.28%(4)	21%	$1,398,630
2017	$15.33	0.29	2.92	3.21	(0.29)	(0.48)	(0.77)	$17.77	21.13%	0.63%	0.65%	1.67%	1.65%	49%	$1,302,074
2016	$16.71	0.25	0.05	0.30	(0.24)	(1.44)	(1.68)	$15.33	2.29%	0.65%	0.66%	1.54%	1.53%	66%	$544,182
2015	$16.35	0.26	1.99	2.25	(0.24)	(1.65)	(1.89)	$16.71	14.07%	0.65%	0.65%	1.51%	1.51%	66%	$219,661
2014(8)	$15.66	0.20	1.61	1.81	(0.16)	(0.96)	(1.12)	$16.35	12.01%	0.65%(4)	0.65%(4)	1.83%(4)	1.83%(4)	67%(9)	$74,570

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(8)	July 26, 2013 (commencement of sale) through March 31, 2014.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the

24

information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and

25

evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that impacted the level of the fee in relation to its peers. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.05% (e.g., the Investor Class unified fee will be reduced from 1.00% to 0.95%) for at least one year, beginning August 1, 2017. The

26

Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90805 1711

Semiannual Report

September 30, 2017

NT Large Company Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2017
Top Ten Holdings	% of net assets
Schlumberger Ltd.	3.8%
Pfizer, Inc.	3.4%
Johnson Controls International plc	3.3%
General Electric Co.	3.0%
Procter & Gamble Co. (The)	2.8%
Verizon Communications, Inc.	2.6%
U.S. Bancorp	2.6%
Bank of New York Mellon Corp. (The)	2.5%
Cisco Systems, Inc.	2.5%
Chevron Corp.	2.5%

Top Five Industries	% of net assets
Banks	14.7%
Oil, Gas and Consumable Fuels	11.2%
Pharmaceuticals	10.5%
Capital Markets	5.3%
Health Care Equipment and Supplies	5.1%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	91.5%
Foreign Common Stocks*	7.8%
Exchange-Traded Funds	0.5%
Total Equity Exposure	99.8%
Other Assets and Liabilities	0.2%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,033.20	$2.04	0.40%
Hypothetical
G Class	$1,000	$1,023.06	$2.03	0.40%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Aerospace and Defense — 2.2%
Textron, Inc.	300,700	$16,201,716
United Technologies Corp.	241,100	27,986,888
		44,188,604
Auto Components — 0.5%
Delphi Automotive plc	95,400	9,387,360
Automobiles — 0.6%
Honda Motor Co. Ltd. ADR	402,600	11,900,856
Banks — 14.7%
Bank of America Corp.	1,819,400	46,103,596
BB&T Corp.	1,020,600	47,906,964
JPMorgan Chase & Co.	360,200	34,402,702
M&T Bank Corp.	172,100	27,714,984
PNC Financial Services Group, Inc. (The)	298,000	40,161,460
U.S. Bancorp	944,100	50,594,319
Wells Fargo & Co.	749,200	41,318,380
		288,202,405
Building Products — 3.3%
Johnson Controls International plc	1,591,900	64,137,651
Capital Markets — 5.3%
Ameriprise Financial, Inc.	123,600	18,355,836
Bank of New York Mellon Corp. (The)	930,800	49,351,016
BlackRock, Inc.	11,400	5,096,826
Invesco Ltd.	910,100	31,889,904
		104,693,582
Chemicals — 1.0%
DowDuPont, Inc.	280,000	19,384,400
Communications Equipment — 2.5%
Cisco Systems, Inc.	1,466,200	49,308,306
Containers and Packaging — 0.5%
WestRock Co.	188,800	10,710,624
Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	1,049,000	51,915,010
Electric Utilities — 3.2%
Edison International	249,300	19,238,481
PG&E Corp.	208,300	14,183,147
PPL Corp.	346,400	13,145,880
Xcel Energy, Inc.	357,200	16,902,704
		63,470,212
Electrical Equipment — 0.9%
Eaton Corp. plc	219,200	16,832,368
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	305,200	25,349,912
Energy Equipment and Services — 4.7%
Baker Hughes a GE Co.	501,600	18,368,592

4

	Shares	Value
Schlumberger Ltd.	1,058,800	$73,861,888
		92,230,480
Equity Real Estate Investment Trusts (REITs) — 0.7%
Boston Properties, Inc.	112,900	13,873,152
Food and Staples Retailing — 4.1%
CVS Health Corp.	327,600	26,640,432
Sysco Corp.	278,000	14,998,100
Wal-Mart Stores, Inc.	488,500	38,171,390
		79,809,922
Food Products — 3.3%
Conagra Brands, Inc.	403,900	13,627,586
General Mills, Inc.	309,200	16,004,192
Mondelez International, Inc., Class A	849,900	34,556,934
		64,188,712
Health Care Equipment and Supplies — 5.1%
Abbott Laboratories	476,200	25,410,032
Medtronic plc	577,300	44,896,621
Zimmer Biomet Holdings, Inc.	261,000	30,560,490
		100,867,143
Health Care Providers and Services — 1.8%
HCA Healthcare, Inc.(1)	261,300	20,796,867
McKesson Corp.	91,800	14,101,398
		34,898,265
Hotels, Restaurants and Leisure — 0.4%
Carnival Corp.	114,900	7,419,093
Household Products — 2.8%
Procter & Gamble Co. (The)	606,000	55,133,880
Industrial Conglomerates — 3.0%
General Electric Co.	2,426,500	58,672,770
Insurance — 3.5%
Aflac, Inc.	199,700	16,253,583
Chubb Ltd.	276,800	39,457,840
MetLife, Inc.	256,300	13,314,785
		69,026,208
Leisure Products — 0.6%
Mattel, Inc.	792,800	12,272,544
Machinery — 0.4%
Ingersoll-Rand plc	77,200	6,883,924
Media — 0.8%
Time Warner, Inc.	156,900	16,074,405
Multiline Retail — 0.5%
Target Corp.	164,000	9,677,640
Oil, Gas and Consumable Fuels — 11.2%
Anadarko Petroleum Corp.	457,900	22,368,415
Chevron Corp.	414,800	48,739,000
Exxon Mobil Corp.	178,500	14,633,430
Imperial Oil Ltd.	1,044,700	33,373,466
Occidental Petroleum Corp.	618,000	39,681,780
Royal Dutch Shell plc ADR	236,000	14,759,440
TOTAL SA ADR	867,400	46,423,248
		219,978,779

5

	Shares	Value
Personal Products — 0.5%
Unilever NV CVA	162,800	$9,628,366
Pharmaceuticals — 10.5%
Allergan plc	130,500	26,745,975
Johnson & Johnson	338,300	43,982,383
Merck & Co., Inc.	532,200	34,076,766
Pfizer, Inc.	1,860,200	66,409,140
Roche Holding AG	136,100	34,743,553
		205,957,817
Road and Rail — 0.3%
Union Pacific Corp.	50,600	5,868,082
Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc.	290,500	15,132,145
Intel Corp.	414,800	15,795,584
Lam Research Corp.	53,900	9,973,656
QUALCOMM, Inc.	349,000	18,092,160
		58,993,545
Software — 1.7%
Oracle Corp. (New York)	704,500	34,062,575
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	230,600	22,875,520
L Brands, Inc.	161,500	6,720,015
		29,595,535
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	39,600	6,103,152
TOTAL COMMON STOCKS (Cost $1,653,388,813)		1,950,697,279
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Value ETF (Cost $9,502,738)	84,100	9,966,691
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,662,891,551)		1,960,663,970
OTHER ASSETS AND LIABILITIES — 0.2%		4,178,586
TOTAL NET ASSETS — 100.0%		$1,964,842,556

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,026,981	CAD	34,658,445	Morgan Stanley	12/29/17	$234,543
USD	29,823,130	CHF	28,805,565	Credit Suisse AG	12/29/17	(103,382)
EUR	1,117,633	USD	1,323,502	UBS AG	12/29/17	3,972
USD	49,081,099	EUR	41,409,214	UBS AG	12/29/17	(102,890)
USD	12,480,699	GBP	9,240,102	Morgan Stanley	12/29/17	65,196
USD	304,991	GBP	226,096	Morgan Stanley	12/29/17	1,196
USD	10,301,893	JPY	1,145,225,426	Credit Suisse AG	12/29/17	79,608
						$178,243

6

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.
See Notes to Financial Statements.

7

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,662,891,551)	$1,960,663,970
Receivable for investments sold	20,445,284
Receivable for capital shares sold	4,083,371
Unrealized appreciation on forward foreign currency exchange contracts	384,515
Dividends and interest receivable	4,772,997
1,990,350,137

Liabilities
Disbursements in excess of demand deposit cash	8,880,492
Payable for investments purchased	996,299
Payable for capital shares redeemed	15,424,518
Unrealized depreciation on forward foreign currency exchange contracts	206,272
25,507,581

Net Assets	$1,964,842,556

G Class Capital Shares, $0.01 Par Value
Shares authorized	920,000,000
Shares outstanding	162,380,675

Net Asset Value Per Share	$12.10

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,554,858,133
Undistributed net investment income	2,541,021
Undistributed net realized gain	109,491,499
Net unrealized appreciation	297,951,903
$1,964,842,556

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $277,300)	$31,622,299
Interest	80,944
31,703,243

Expenses:
Management fees	5,534,583
Directors' fees and expenses	32,758
Other expenses	3,652
5,570,993
Fees waived - G Class	(1,590,905)
3,980,088

Net investment income (loss)	27,723,155

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	77,009,052
Forward foreign currency exchange contract transactions	(7,008,728)
Foreign currency translation transactions	24,441
70,024,765

Change in net unrealized appreciation (depreciation) on:
Investments	(31,303,227)
Forward foreign currency exchange contracts	(622,486)
Translation of assets and liabilities in foreign currencies	2,382
(31,923,331)

Net realized and unrealized gain (loss)	38,101,434

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,824,589

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$27,723,155	$38,974,306
Net realized gain (loss)	70,024,765	141,155,638
Change in net unrealized appreciation (depreciation)	(31,923,331)	142,242,655
Net increase (decrease) in net assets resulting from operations	65,824,589	322,372,599

Distributions to Shareholders
From net investment income:
G Class	(25,673,562)	(34,615,462)
R6 Class	(1,038,414)	(3,794,678)
From net realized gains:
G Class	—	(70,093,076)
R6 Class	—	(7,482,182)
Decrease in net assets from distributions	(26,711,976)	(115,985,398)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	19,222,555	59,914,703

Net increase (decrease) in net assets	58,335,168	266,301,904

Net Assets
Beginning of period	1,906,507,388	1,640,205,484
End of period	$1,964,842,556	$1,906,507,388

Undistributed net investment income	$2,541,021	$1,529,842
See Notes to Financial Statements.

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Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class (formerly Institutional Class). On July 31, 2017, all outstanding R6 Class shares were converted to G Class shares and the fund discontinued offering the R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

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domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of Large Company Value Fund, one fund in a series issued by the corporation. The management fee schedule ranges from 0.35% to 0.55% for the G Class. Prior to July 31, 2017, the management fee schedule ranged from 0.50% to 0.70% for the G Class and 0.35% to 0.55% for the R6 Class. Effective July 31, 2017, the investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended September 30, 2017 was 0.57% before waiver and 0.40% after waiver for the G Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $10,669,781 and $5,745,652, respectively. The effect of interfund transactions on the Statement of Operations was $954,021 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 were $552,441,639 and $518,750,633, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2017		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
G Class/Shares Authorized	920,000,000		825,000,000
Sold	28,144,155	$335,622,827	15,821,549	$178,636,197
Issued in reinvestment of distributions	2,147,244	25,673,562	9,020,530	104,708,538
Redeemed	(11,417,910)	(136,667,142)	(26,032,560)	(301,671,984)
	18,873,489	224,629,247	(1,190,481)	(18,327,249)
R6 Class/Shares Authorized	N/A		70,000,000
Sold	2,076,788	24,637,192	8,331,107	95,411,193
Issued in reinvestment of distributions	87,042	1,038,414	969,886	11,276,860
Redeemed	(19,287,096)	(231,082,298)	(2,466,464)	(28,446,101)
	(17,123,266)	(205,406,692)	6,834,529	78,241,952
Net increase (decrease)	1,750,223	$19,222,555	5,644,048	$59,914,703

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,872,951,894	$77,745,385	—
Exchange-Traded Funds	9,966,691	—	—
	$1,882,918,585	$77,745,385	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$384,515	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$206,272	—

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7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $130,619,617.

The value of foreign currency risk derivative instruments as of September 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $384,515 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $206,272 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(7,008,728) in net realized gain (loss) on forward foreign currency exchange contract transactions and $(622,486) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,689,494,899
Gross tax appreciation of investments	$324,420,426
Gross tax depreciation of investments	(53,251,355)
Net tax appreciation (depreciation) of investments	$271,169,071

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class(3)
2017(4)	$11.87	0.17	0.22	0.39	(0.16)	—	(0.16)	$12.10	3.32%	0.40%(5)(6)	2.83%(5)(6)	27%	$1,964,843
2017	$10.58	0.25	1.80	2.05	(0.24)	(0.52)	(0.76)	$11.87	19.67%	0.63%	2.17%	79%	$1,703,216
2016	$12.38	0.18	(0.78)	(0.60)	(0.18)	(1.02)	(1.20)	$10.58	(4.92)%	0.64%	1.57%	61%	$1,531,294
2015	$12.18	0.19	1.14	1.33	(0.18)	(0.95)	(1.13)	$12.38	11.01%	0.64%	1.52%	68%	$1,391,730
2014	$10.45	0.21	2.03	2.24	(0.20)	(0.31)	(0.51)	$12.18	21.75%	0.65%	1.81%	35%	$1,324,951
2013	$9.31	0.19	1.25	1.44	(0.19)	(0.11)	(0.30)	$10.45	15.87%	0.67%	2.03%	37%	$941,901

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Prior to July 31, 2017, the G Class was referred to as the Institutional Class.

(4)	Six months ended September 30, 2017 (unaudited).

(5)	Annualized.

(6)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.57% and 2.66%, respectively.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the

17

information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The

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Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that

19

impacted the level of the fee in relation to its peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90824 1711

Semiannual Report

September 30, 2017

NT Mid Cap Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2017
Top Ten Holdings	% of net assets
Northern Trust Corp.	3.0%
Johnson Controls International plc	2.9%
iShares Russell Mid-Cap Value ETF	2.7%
Zimmer Biomet Holdings, Inc.	2.3%
Weyerhaeuser Co.	2.2%
Imperial Oil Ltd.	1.9%
Conagra Brands, Inc.	1.8%
Invesco Ltd.	1.8%
Mondelez International, Inc., Class A	1.6%
PG&E Corp.	1.6%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	9.3%
Food Products	7.5%
Banks	7.2%
Capital Markets	6.8%
Electric Utilities	6.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.4%
Exchange-Traded Funds	2.7%
Total Equity Exposure	99.1%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	(0.6)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,034.30	$2.50	0.49%
Hypothetical
G Class	$1,000	$1,022.61	$2.48	0.49%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.4%
Aerospace and Defense — 1.1%
Textron, Inc.	229,263	$12,352,690
Auto Components — 0.5%
Delphi Automotive plc	50,674	4,986,322
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	369,466	10,921,415
Banks — 7.2%
Bank of Hawaii Corp.	83,994	7,001,740
BB&T Corp.	357,141	16,764,198
Comerica, Inc.	25,623	1,954,010
Commerce Bancshares, Inc.	153,986	8,895,771
M&T Bank Corp.	80,265	12,925,875
PNC Financial Services Group, Inc. (The)	53,775	7,247,257
SunTrust Banks, Inc.	144,293	8,624,393
UMB Financial Corp.	48,769	3,632,803
Westamerica Bancorporation	182,953	10,893,022
		77,939,069
Building Products — 2.9%
Johnson Controls International plc	792,418	31,926,521
Capital Markets — 6.8%
Ameriprise Financial, Inc.	100,231	14,885,306
Invesco Ltd.	540,649	18,944,341
Northern Trust Corp.	351,881	32,348,420
State Street Corp.	22,451	2,144,969
T. Rowe Price Group, Inc.	58,242	5,279,637
		73,602,673
Commercial Services and Supplies — 0.7%
Republic Services, Inc.	123,219	8,139,847
Containers and Packaging — 4.2%
Bemis Co., Inc.	164,328	7,488,427
Graphic Packaging Holding Co.	963,608	13,442,332
Sonoco Products Co.	211,258	10,657,966
WestRock Co.	235,022	13,332,798
		44,921,523
Diversified Telecommunication Services — 1.3%
Level 3 Communications, Inc.(1)	263,549	14,044,526
Electric Utilities — 6.0%
Edison International	200,670	15,485,704
Eversource Energy	81,970	4,954,267
PG&E Corp.	246,836	16,807,063
Pinnacle West Capital Corp.	94,003	7,948,894
Westar Energy, Inc.	61,801	3,065,329
Xcel Energy, Inc.	344,924	16,321,804
		64,583,061
Electrical Equipment — 3.6%
Eaton Corp. plc	105,916	8,133,290

4

	Shares	Value
Emerson Electric Co.	223,617	$14,052,092
Hubbell, Inc.	125,456	14,555,405
Rockwell Automation, Inc.	10,255	1,827,544
		38,568,331
Electronic Equipment, Instruments and Components — 2.3%
Keysight Technologies, Inc.(1)	325,483	13,559,622
TE Connectivity Ltd.	133,772	11,111,102
		24,670,724
Energy Equipment and Services — 3.7%
Baker Hughes a GE Co.	347,528	12,726,475
Halliburton Co.	134,204	6,177,410
Helmerich & Payne, Inc.	133,889	6,976,956
National Oilwell Varco, Inc.	389,834	13,928,769
		39,809,610
Equity Real Estate Investment Trusts (REITs) — 5.5%
American Tower Corp.	75,672	10,342,849
Boston Properties, Inc.	49,998	6,143,754
Empire State Realty Trust, Inc.	183,913	3,777,573
MGM Growth Properties LLC, Class A	216,842	6,550,797
Piedmont Office Realty Trust, Inc., Class A	422,797	8,523,587
Weyerhaeuser Co.	714,351	24,309,365
		59,647,925
Food and Staples Retailing — 1.2%
Sysco Corp.	240,311	12,964,778
Food Products — 7.5%
Conagra Brands, Inc.	577,611	19,488,595
General Mills, Inc.	286,317	14,819,768
J.M. Smucker Co. (The)	81,824	8,585,792
Kellogg Co.	202,511	12,630,611
Lamb Weston Holdings, Inc.	77,722	3,644,385
Mondelez International, Inc., Class A	416,229	16,923,871
Orkla ASA	486,829	4,993,902
		81,086,924
Gas Utilities — 1.5%
Atmos Energy Corp.	84,787	7,108,542
Spire, Inc.	121,177	9,045,863
		16,154,405
Health Care Equipment and Supplies — 3.4%
Koninklijke Philips NV	132,617	5,474,931
STERIS plc	80,838	7,146,079
Zimmer Biomet Holdings, Inc.	209,270	24,503,425
		37,124,435
Health Care Providers and Services — 5.8%
Cardinal Health, Inc.	178,500	11,945,220
Express Scripts Holding Co.(1)	152,767	9,673,206
HCA Healthcare, Inc.(1)	139,349	11,090,787
LifePoint Health, Inc.(1)	228,928	13,254,931
McKesson Corp.	59,888	9,199,396
Quest Diagnostics, Inc.	76,079	7,124,038
		62,287,578

5

	Shares	Value
Hotels, Restaurants and Leisure — 0.4%
Carnival Corp.	63,182	$4,079,662
Household Durables — 0.9%
PulteGroup, Inc.	371,762	10,160,255
Insurance — 5.5%
Aflac, Inc.	76,464	6,223,405
Arthur J. Gallagher & Co.	122,181	7,520,241
Brown & Brown, Inc.	108,077	5,208,231
Chubb Ltd.	102,732	14,644,447
ProAssurance Corp.	88,497	4,836,361
Reinsurance Group of America, Inc.	63,734	8,892,805
Torchmark Corp.	42,903	3,436,101
Travelers Cos., Inc. (The)	22,899	2,805,585
Unum Group	106,793	5,460,326
		59,027,502
Leisure Products — 0.5%
Mattel, Inc.	373,985	5,789,288
Machinery — 2.5%
Cummins, Inc.	47,183	7,928,159
Ingersoll-Rand plc	121,809	10,861,709
PACCAR, Inc.	58,636	4,241,728
Parker-Hannifin Corp.	21,097	3,692,397
		26,723,993
Multi-Utilities — 1.4%
Ameren Corp.	141,523	8,185,690
NorthWestern Corp.	121,049	6,892,530
		15,078,220
Multiline Retail — 0.8%
Target Corp.	139,032	8,204,278
Oil, Gas and Consumable Fuels — 9.3%
Anadarko Petroleum Corp.	227,803	11,128,177
Devon Energy Corp.	256,095	9,401,247
EQT Corp.	232,058	15,139,464
Imperial Oil Ltd.	654,207	20,898,971
Marathon Petroleum Corp.	174,373	9,778,838
Noble Energy, Inc.	489,847	13,892,061
Occidental Petroleum Corp.	229,195	14,716,611
Spectra Energy Partners LP	118,483	5,258,275
		100,213,644
Road and Rail — 1.1%
Heartland Express, Inc.	472,657	11,854,238
Semiconductors and Semiconductor Equipment — 4.9%
Applied Materials, Inc.	297,848	15,514,903
Lam Research Corp.	58,353	10,797,639
Maxim Integrated Products, Inc.	333,255	15,899,596
Teradyne, Inc.	295,170	11,006,889
		53,219,027
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	123,381	12,239,395
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	685,985	10,083,979

6

	Shares	Value
Trading Companies and Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	123,898	$9,362,972
TOTAL COMMON STOCKS (Cost $858,035,629)		1,041,768,810
EXCHANGE-TRADED FUNDS — 2.7%
iShares Russell Mid-Cap Value ETF (Cost $24,342,872)	349,516	29,684,394
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $9,877,618), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $9,686,263)		9,685,496
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $6,503,484), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $6,375,181)		6,375,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,060,496)		16,060,496
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $898,438,997)		1,087,513,700
OTHER ASSETS AND LIABILITIES — (0.6)%		(6,380,195)
TOTAL NET ASSETS — 100.0%		$1,081,133,505

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,582,398	CAD	21,742,570	Morgan Stanley	12/29/17	$147,138
EUR	295,125	USD	350,006	UBS AG	12/29/17	529
USD	4,926,576	EUR	4,156,501	UBS AG	12/29/17	(10,328)
USD	6,684,325	JPY	743,073,057	Credit Suisse AG	12/29/17	51,653
USD	458,794	NOK	3,616,992	JPMorgan Chase Bank N.A.	12/29/17	3,727
USD	236,892	NOK	1,863,185	JPMorgan Chase Bank N.A.	12/29/17	2,478
USD	326,832	NOK	2,561,383	JPMorgan Chase Bank N.A.	12/29/17	4,575
USD	360,226	NOK	2,817,658	JPMorgan Chase Bank N.A.	12/29/17	5,726
USD	351,563	NOK	2,738,818	JPMorgan Chase Bank N.A.	12/29/17	6,982
USD	265,800	NOK	2,069,403	JPMorgan Chase Bank N.A.	12/29/17	5,441
USD	233,290	NOK	1,820,416	JPMorgan Chase Bank N.A.	12/29/17	4,257
USD	311,391	NOK	2,423,663	JPMorgan Chase Bank N.A.	12/29/17	6,461
USD	170,191	NOK	1,328,731	JPMorgan Chase Bank N.A.	12/29/17	3,018
USD	455,879	NOK	3,589,836	JPMorgan Chase Bank N.A.	12/29/17	4,229
USD	221,848	NOK	1,758,378	JPMorgan Chase Bank N.A.	12/29/17	620
USD	395,592	NOK	3,134,332	JPMorgan Chase Bank N.A.	12/29/17	1,250
USD	445,907	NOK	3,547,098	JPMorgan Chase Bank N.A.	12/29/17	(367)
						$237,389

7

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $898,438,997)	$1,087,513,700
Cash	21,035
Receivable for investments sold	7,674,788
Receivable for capital shares sold	1,342,358
Unrealized appreciation on forward foreign currency exchange contracts	248,084
Dividends and interest receivable	1,798,291
1,098,598,256

Liabilities
Payable for investments purchased	2,940,070
Payable for capital shares redeemed	14,513,986
Unrealized depreciation on forward foreign currency exchange contracts	10,695
17,464,751

Net Assets	$1,081,133,505

G Class Capital Shares, $0.01 Par Value
Shares authorized	550,000,000
Shares outstanding	76,722,023

Net Asset Value Per Share	$14.09

Net Assets Consist of:
Capital (par value and paid-in surplus)	$830,299,705
Undistributed net investment income	813,156
Undistributed net realized gain	60,708,263
Net unrealized appreciation	189,312,381
$1,081,133,505

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $85,023)	$15,686,307
Interest	80,647
15,766,954

Expenses:
Management fees	3,957,472
Directors' fees and expenses	17,907
Other expenses	41
3,975,420
Fees waived(1)	(1,294,202)
2,681,218

Net investment income (loss)	13,085,736

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	46,861,215
Forward foreign currency exchange contract transactions	(1,787,050)
Foreign currency translation transactions	1,355
45,075,520

Change in net unrealized appreciation (depreciation) on:
Investments	(21,450,202)
Forward foreign currency exchange contracts	94,236
Translation of assets and liabilities in foreign currencies	4,211
(21,351,755)

Net realized and unrealized gain (loss)	23,723,765

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,809,501

(1)	Amount consists of $1,282,994 and $11,208 for G Class and R6 Class, respectively.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$13,085,736	$15,338,407
Net realized gain (loss)	45,075,520	67,792,609
Change in net unrealized appreciation (depreciation)	(21,351,755)	104,625,026
Net increase (decrease) in net assets resulting from operations	36,809,501	187,756,042

Distributions to Shareholders
From net investment income:
G Class	(12,050,144)	(14,789,427)
R6 Class	(365,288)	(1,637,258)
From net realized gains:
G Class	—	(29,600,703)
R6 Class	—	(3,155,941)
Decrease in net assets from distributions	(12,415,432)	(49,183,329)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	9,051,148	6,724,385

Net increase (decrease) in net assets	33,445,217	145,297,098

Net Assets
Beginning of period	1,047,688,288	902,391,190
End of period	$1,081,133,505	$1,047,688,288

Undistributed net investment income	$813,156	$142,852

See Notes to Financial Statements.

11

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class (formerly Institutional Class). On July 31, 2017, all outstanding R6 Class shares were converted to G Class shares and the fund discontinued offering the R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

12

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 0.65% for the G Class. Prior to July 31, 2017, the annual management fee was 0.80% for the G Class and 0.65% for the R6 Class. From April 1, 2017 through July 30, 2017, the investment advisor agreed to waive 0.03% of the fund's management fee. Effective July 31, 2017, the investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended September 30, 2017 was 0.75% before waiver and 0.49% after waiver for the G Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,586,641 and $2,510,726, respectively. The effect of interfund transactions on the Statement of Operations was $771,173 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 were $275,496,817 and $238,818,930, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2017		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
G Class/Shares Authorized	550,000,000		525,000,000
Sold	12,414,149	$172,356,767	4,361,165	$57,191,676
Issued in reinvestment of distributions	870,072	12,050,144	3,292,025	44,390,130
Redeemed	(4,446,392)	(62,027,542)	(10,151,164)	(135,939,215)
	8,837,829	122,379,369	(2,497,974)	(34,357,409)
R6 Class/Shares Authorized	N/A		50,000,000
Sold	855,387	11,802,674	3,702,300	48,692,735
Issued in reinvestment of distributions	26,318	365,288	355,086	4,793,199
Redeemed	(8,999,664)	(125,496,183)	(928,328)	(12,404,140)
	(8,117,959)	(113,328,221)	3,129,058	41,081,794
Net increase (decrease)	719,870	$9,051,148	631,084	$6,724,385

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,010,401,006	$31,367,804	—
Exchange-Traded Funds	29,684,394	—	—
Temporary Cash Investments	—	16,060,496	—
	$1,040,085,400	$47,428,300	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$248,084	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$10,695	—

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7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $35,102,324.

The value of foreign currency risk derivative instruments as of September 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $248,084 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $10,695 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(1,787,050) in net realized gain (loss) on forward foreign currency exchange contract transactions and $94,236 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$911,783,685
Gross tax appreciation of investments	$200,632,128
Gross tax depreciation of investments	(24,902,113)
Net tax appreciation (depreciation) of investments	$175,730,015

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class(3)
2017(4)	$13.79	0.17	0.29	0.46	(0.16)	—	(0.16)	$14.09	3.43%	0.49%(5)	0.75%(5)	2.43%(5)	2.17%(5)	23%	$1,081,134
2017	$11.97	0.20	2.30	2.50	(0.22)	(0.46)	(0.68)	$13.79	20.98%	0.78%	0.80%	1.55%	1.53%	60%	$935,804
2016	$12.82	0.17	0.05	0.22	(0.17)	(0.90)	(1.07)	$11.97	2.13%	0.80%	0.81%	1.39%	1.38%	67%	$842,671
2015	$12.62	0.18	1.56	1.74	(0.17)	(1.37)	(1.54)	$12.82	14.05%	0.80%	0.80%	1.37%	1.37%	67%	$762,209
2014	$11.41	0.19	2.15	2.34	(0.18)	(0.95)	(1.13)	$12.62	21.19%	0.80%	0.80%	1.55%	1.55%	69%	$596,655
2013	$10.16	0.19	1.59	1.78	(0.22)	(0.31)	(0.53)	$11.41	18.32%	0.80%	0.80%	1.89%	1.89%	71%	$423,477

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Prior to July 31, 2017, the G Class was referred to as the Institutional Class.

(4)	Six months ended September 30, 2017 (unaudited).

(5)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the

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information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and

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evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that impacted the level of the fee in relation to its peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

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Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90825 1711

Semiannual Report

September 30, 2017

Small Cap Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
Top Ten Holdings	% of net assets
Graphic Packaging Holding Co.	2.3%
BankUnited, Inc.	2.2%
Valley National Bancorp	2.1%
Bank of the Ozarks, Inc.	2.1%
Silgan Holdings, Inc.	2.0%
Compass Diversified Holdings	1.9%
CSW Industrials, Inc.	1.8%
Validus Holdings Ltd.	1.8%
Teradata Corp.	1.7%
FNB Corp.	1.7%

Top Five Industries	% of net assets
Banks	18.8%
Equity Real Estate Investment Trusts (REITs)	7.8%
Insurance	7.4%
Chemicals	5.6%
IT Services	5.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.4%
Convertible Preferred Stocks	0.7%
Total Equity Exposure	97.1%
Temporary Cash Investments	2.4%
Other Assets and Liabilities	0.5%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,037.10	$6.38	1.25%
I Class	$1,000	$1,038.20	$5.36	1.05%
Y Class	$1,000	$1,055.10(2)	$4.41(3)	0.90%
A Class	$1,000	$1,034.90	$7.65	1.50%
C Class	$1,000	$1,032.20	$11.46	2.25%
R Class	$1,000	$1,034.50	$8.93	1.75%
R5 Class	$1,000	$1,054.40(2)	$5.14(3)	1.05%
R6 Class	$1,000	$1,039.40	$4.60	0.90%
Hypothetical
Investor Class	$1,000	$1,018.80	$6.33	1.25%
I Class	$1,000	$1,019.80	$5.32	1.05%
Y Class	$1,000	$1,020.56(4)	$4.56(4)	0.90%
A Class	$1,000	$1,017.55	$7.59	1.50%
C Class	$1,000	$1,013.79	$11.36	2.25%
R Class	$1,000	$1,016.30	$8.85	1.75%
R5 Class	$1,000	$1,019.80(4)	$5.32(4)	1.05%
R6 Class	$1,000	$1,020.56	$4.56	0.90%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.4%
Auto Components — 0.6%
Cooper Tire & Rubber Co.	240,000	$8,976,000
Banks — 18.8%
Bank of the Ozarks, Inc.	715,000	34,355,750
BankUnited, Inc.	1,015,000	36,103,550
Boston Private Financial Holdings, Inc.	1,000,000	16,550,000
FCB Financial Holdings, Inc., Class A(1)	520,000	25,116,000
First Financial Bankshares, Inc.	140,000	6,328,000
First Hawaiian, Inc.	710,000	21,505,900
FNB Corp.	1,980,000	27,779,400
LegacyTexas Financial Group, Inc.	540,000	21,556,800
Popular, Inc.	200,000	7,188,000
Southside Bancshares, Inc.	347,625	12,639,645
Texas Capital Bancshares, Inc.(1)	240,000	20,592,000
UMB Financial Corp.	320,000	23,836,800
Valley National Bancorp	2,854,997	34,402,714
Western Alliance Bancorp(1)	255,000	13,535,400
		301,489,959
Building Products — 3.0%
Apogee Enterprises, Inc.	280,000	13,512,800
Continental Building Products, Inc.(1)	65,000	1,690,000
CSW Industrials, Inc.(1)	664,663	29,477,804
NCI Building Systems, Inc.(1)	275,000	4,290,000
		48,970,604
Capital Markets — 1.5%
Ares Management LP	916,229	17,087,671
Donnelley Financial Solutions, Inc.(1)	305,000	6,575,800
		23,663,471
Chemicals — 5.6%
Innophos Holdings, Inc.	470,000	23,119,300
Innospec, Inc.	340,000	20,961,000
Minerals Technologies, Inc.	340,000	24,021,000
PolyOne Corp.	550,000	22,016,500
		90,117,800
Commercial Services and Supplies — 2.6%
Ceco Environmental Corp.	386,198	3,267,235
Deluxe Corp.	185,000	13,497,600
InnerWorkings, Inc.(1)	1,045,000	11,756,250
Interface, Inc.	250,000	5,475,000
LSC Communications, Inc.	294,857	4,868,089
Multi-Color Corp.	30,000	2,458,500
		41,322,674
Construction and Engineering — 1.9%
Dycom Industries, Inc.(1)	205,000	17,605,400
Valmont Industries, Inc.	85,000	13,438,500
		31,043,900

6

	Shares	Value
Containers and Packaging — 5.1%
Bemis Co., Inc.	265,000	$12,076,050
Graphic Packaging Holding Co.	2,655,000	37,037,250
Silgan Holdings, Inc.	1,095,000	32,225,850
		81,339,150
Diversified Financial Services — 1.9%
Compass Diversified Holdings	1,738,995	30,867,161
Electrical Equipment — 1.4%
AZZ, Inc.	264,745	12,893,081
Thermon Group Holdings, Inc.(1)	510,000	9,174,900
		22,067,981
Electronic Equipment, Instruments and Components — 3.7%
AVX Corp.	100,000	1,823,000
Belden, Inc.	135,000	10,871,550
OSI Systems, Inc.(1)	165,000	15,076,050
Tech Data Corp.(1)	100,000	8,885,000
TTM Technologies, Inc.(1)	535,000	8,222,950
VeriFone Systems, Inc.(1)	700,000	14,196,000
		59,074,550
Energy Equipment and Services — 1.3%
Dril-Quip, Inc.(1)	110,000	4,856,500
Helix Energy Solutions Group, Inc.(1)	410,000	3,029,900
Keane Group, Inc.(1)	200,000	3,336,000
Mammoth Energy Services, Inc.(1)	565,000	9,525,900
		20,748,300
Equity Real Estate Investment Trusts (REITs) — 7.8%
Armada Hoffler Properties, Inc.	680,000	9,390,800
CareTrust REIT, Inc.	435,025	8,282,876
Chatham Lodging Trust	160,000	3,411,200
Community Healthcare Trust, Inc.	346,464	9,340,670
DiamondRock Hospitality Co.	382,915	4,192,919
EPR Properties	65,000	4,533,100
Four Corners Property Trust, Inc.	125,000	3,115,000
Kite Realty Group Trust	1,140,000	23,085,000
Lexington Realty Trust	560,000	5,723,200
MedEquities Realty Trust, Inc.	1,130,000	13,277,500
Medical Properties Trust, Inc.	720,000	9,453,600
RLJ Lodging Trust	270,000	5,940,000
Sabra Health Care REIT, Inc.	430,000	9,434,200
Summit Hotel Properties, Inc.	420,000	6,715,800
Sunstone Hotel Investors, Inc.	200,000	3,214,000
Urstadt Biddle Properties, Inc., Class A	330,000	7,161,000
		126,270,865
Food Products — 1.8%
John B Sanfilippo & Son, Inc.	120,000	8,077,200
TreeHouse Foods, Inc.(1)	315,000	21,334,950
		29,412,150
Health Care Equipment and Supplies — 0.2%
Utah Medical Products, Inc.	50,710	3,729,721
Health Care Providers and Services — 2.5%
AMN Healthcare Services, Inc.(1)	410,000	18,737,000

7

	Shares	Value
Owens & Minor, Inc.	410,000	$11,972,000
Providence Service Corp. (The)(1)	180,000	9,734,400
		40,443,400
Hotels, Restaurants and Leisure — 1.0%
Red Robin Gourmet Burgers, Inc.(1)	240,000	16,080,000
Household Durables — 1.1%
Helen of Troy Ltd.(1)	180,000	17,442,000
Household Products — 1.4%
Energizer Holdings, Inc.	485,000	22,334,250
Insurance — 7.4%
AMERISAFE, Inc.	280,000	16,296,000
Hanover Insurance Group, Inc. (The)	265,000	25,686,450
James River Group Holdings Ltd.	275,000	11,407,000
Kinsale Capital Group, Inc.	328,491	14,180,956
RLI Corp.	400,000	22,944,000
Validus Holdings Ltd.	575,000	28,295,750
		118,810,156
IT Services — 5.1%
Cardtronics plc(1)	358,377	8,246,255
CSRA, Inc.	445,000	14,360,150
EVERTEC, Inc.	1,340,000	21,239,000
Presidio, Inc.(1)	725,000	10,258,750
Teradata Corp.(1)	830,000	28,045,700
		82,149,855
Leisure Products — 0.6%
Malibu Boats, Inc., Class A(1)	180,000	5,695,200
MCBC Holdings, Inc.(1)	210,000	4,279,800
		9,975,000
Machinery — 3.4%
EnPro Industries, Inc.	230,000	18,521,900
Gardner Denver Holdings, Inc.(1)	195,000	5,366,400
Global Brass & Copper Holdings, Inc.	580,000	19,604,000
Graham Corp.	455,000	9,477,650
Rexnord Corp.(1)	95,000	2,413,950
		55,383,900
Media — 1.9%
Entravision Communications Corp., Class A(2)	4,851,115	27,651,355
Townsquare Media, Inc., Class A(1)	280,000	2,800,000
		30,451,355
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Granite Point Mortgage Trust, Inc.	185,000	3,465,050
Two Harbors Investment Corp.	1,060,000	10,684,800
		14,149,850
Oil, Gas and Consumable Fuels — 2.2%
Aegean Marine Petroleum Network, Inc.	405,005	2,004,775
Ardmore Shipping Corp.	950,000	7,837,500
Callon Petroleum Co.(1)	355,000	3,990,200
Contango Oil & Gas Co.(1)	655,000	3,294,650
Extraction Oil & Gas, Inc.(1)	460,000	7,079,400
Scorpio Tankers, Inc.	1,735,000	5,951,050

8

	Shares	Value
WildHorse Resource Development Corp.(1)	440,000	$5,860,800
		36,018,375
Personal Products — 1.0%
Edgewell Personal Care Co.(1)	220,000	16,009,400
Professional Services — 0.8%
Huron Consulting Group, Inc.(1)	390,000	13,377,000
Semiconductors and Semiconductor Equipment — 1.7%
Cypress Semiconductor Corp.	855,000	12,842,100
Kulicke & Soffa Industries, Inc.(1)	690,000	14,883,300
		27,725,400
Software — 1.2%
BroadSoft, Inc.(1)	375,000	18,862,500
Specialty Retail — 3.1%
Camping World Holdings, Inc., Class A	310,000	12,629,400
MarineMax, Inc.(1)	915,000	15,143,250
Monro Muffler Brake, Inc.	125,000	7,006,250
Penske Automotive Group, Inc.	305,000	14,508,850
		49,287,750
Technology Hardware, Storage and Peripherals — 0.9%
Cray, Inc.(1)	750,000	14,587,500
Textiles, Apparel and Luxury Goods — 0.1%
Culp, Inc.	50,000	1,637,500
Trading Companies and Distributors — 2.9%
DXP Enterprises, Inc.(1)	425,000	13,383,250
Foundation Building Materials, Inc.(1)	951,202	13,449,996
GMS, Inc.(1)	160,000	5,664,000
MSC Industrial Direct Co., Inc., Class A	185,000	13,980,450
		46,477,696
TOTAL COMMON STOCKS (Cost $1,325,887,990)		1,550,297,173
CONVERTIBLE PREFERRED STOCKS — 0.7%
Machinery — 0.7%
Rexnord Corp., 5.75%, 11/15/19 (Cost $9,336,363)	185,000	10,768,850
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $27,451,120), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $26,919,321)		26,917,190
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $11,532,256), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $11,303,320)		11,303,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $38,220,190)		38,220,190
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,373,444,543)		1,599,286,213
OTHER ASSETS AND LIABILITIES — 0.5%		8,020,495
TOTAL NET ASSETS — 100.0%		$1,607,306,708

9

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $1,356,652,937)	$1,571,634,858
Investment securities - affiliated, at value (cost of $16,791,606)	27,651,355
Total investment securities, at value (cost of $1,373,444,543)	1,599,286,213
Cash	10,041,229
Receivable for investments sold	15,501,836
Receivable for capital shares sold	1,414,954
Dividends and interest receivable	1,969,822
1,628,214,054

Liabilities
Payable for investments purchased	16,984,811
Payable for capital shares redeemed	2,448,263
Accrued management fees	1,445,988
Distribution and service fees payable	28,284
20,907,346

Net Assets	$1,607,306,708

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,213,985,780
Undistributed net investment income	1,357,474
Undistributed net realized gain	166,121,784
Net unrealized appreciation	225,841,670
$1,607,306,708

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$732,817,565	75,406,458	$9.72
I Class, $0.01 Par Value	$498,580,927	50,895,562	$9.80
Y Class, $0.01 Par Value	$5,275	538	$9.80
A Class, $0.01 Par Value	$126,907,790	13,176,245	$9.63*
C Class, $0.01 Par Value	$2,320,986	249,589	$9.30
R Class, $0.01 Par Value	$3,102,415	323,244	$9.60
R5 Class, $0.01 Par Value	$5,274	538	$9.80
R6 Class, $0.01 Par Value	$243,566,476	24,863,391	$9.80
*Maximum offering price $10.22 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $389,567 from affiliates)	$11,960,286
Interest	109,339
12,069,625

Expenses:
Management fees	8,855,785
Distribution and service fees:
A Class	161,095
C Class	8,853
R Class	7,631
Directors' fees and expenses	25,976
Other expenses	217
9,059,557

Net investment income (loss)	3,010,068

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $427,469 from affiliates)	94,733,319
Forward foreign currency exchange contract transactions	5,621
94,738,940

Change in net unrealized appreciation (depreciation) on:
Investments (including $3,447,938 from affiliates)	(40,637,306)
Forward foreign currency exchange contracts	(37,841)
(40,675,147)

Net realized and unrealized gain (loss)	54,063,793

Net Increase (Decrease) in Net Assets Resulting from Operations	$57,073,861

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$3,010,068	$7,822,819
Net realized gain (loss)	94,738,940	203,481,708
Change in net unrealized appreciation (depreciation)	(40,675,147)	178,137,336
Net increase (decrease) in net assets resulting from operations	57,073,861	389,441,863

Distributions to Shareholders
From net investment income:
Investor Class	(1,359,283)	(4,647,788)
I Class	(1,575,788)	(4,114,600)
Y Class	(17)	—
A Class	(62,357)	(651,385)
C Class	—	(285)
R Class	—	(7,918)
R5 Class	(14)	—
R6 Class	(908,625)	(1,402,136)
From net realized gains:
Investor Class	—	(33,783,589)
I Class	—	(22,113,072)
A Class	—	(6,659,384)
C Class	—	(26,597)
R Class	—	(143,466)
R6 Class	—	(5,577,060)
Decrease in net assets from distributions	(3,906,084)	(79,127,280)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,424,156)	(141,324,571)

Net increase (decrease) in net assets	51,743,621	168,990,012

Net Assets
Beginning of period	1,555,563,087	1,386,573,075
End of period	$1,607,306,708	$1,555,563,087

Undistributed net investment income	$1,357,474	$2,253,490

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

14

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The

15

maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.25%	1.25%
I Class	0.80% to 1.05%	1.05%
Y Class	0.65% to 0.90%	0.90%
A Class	1.00% to 1.25%	1.25%
C Class	1.00% to 1.25%	1.25%
R Class	1.00% to 1.25%	1.25%
R5 Class	0.80% to 1.05%	1.05%
R6 Class	0.65% to 0.90%	0.90%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,178,531 and $4,682,559, respectively. The effect of interfund transactions on the Statement of Operations was $1,589,058 in net realized gain (loss) on investment transactions.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 were $678,721,695 and $657,447,355, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	530,000,000		575,000,000
Sold	8,618,988	$79,642,300	16,894,263	$148,292,430
Issued in reinvestment of distributions	139,960	1,288,385	4,182,615	37,023,384
Redeemed	(15,383,488)	(141,174,117)	(26,036,632)	(221,392,102)
	(6,624,540)	(60,243,432)	(4,959,754)	(36,076,288)
I Class/Shares Authorized	380,000,000		400,000,000
Sold	12,242,692	113,474,979	10,400,947	90,289,454
Issued in reinvestment of distributions	147,369	1,369,319	2,659,311	23,663,986
Redeemed	(10,393,178)	(97,286,985)	(32,110,870)	(269,634,819)
	1,996,883	17,557,313	(19,050,612)	(155,681,379)
Y Class/Shares Authorized	50,000,000		N/A
Sold	536	5,000
Issued in reinvestment of distributions	2	17
	538	5,017
A Class/Shares Authorized	90,000,000		160,000,000
Sold	1,160,987	10,669,724	2,738,285	23,466,773
Issued in reinvestment of distributions	6,792	61,874	824,305	7,259,487
Redeemed	(3,195,260)	(29,323,629)	(7,396,839)	(62,304,032)
	(2,027,481)	(18,592,031)	(3,834,249)	(31,577,772)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	136,985	1,205,875	106,330	925,018
Issued in reinvestment of distributions	—	—	3,109	26,882
Redeemed	(24,339)	(214,329)	(8,849)	(74,470)
	112,646	991,546	100,590	877,430
R Class/Shares Authorized	10,000,000		10,000,000
Sold	40,772	371,921	136,632	1,175,294
Issued in reinvestment of distributions	—	—	17,131	151,384
Redeemed	(70,336)	(638,358)	(114,803)	(981,752)
	(29,564)	(266,437)	38,960	344,926
R5 Class/Shares Authorized	50,000,000		N/A
Sold	537	5,000
Issued in reinvestment of distributions	1	14
	538	5,014
R6 Class/Shares Authorized	150,000,000		50,000,000
Sold	8,398,289	78,790,189	19,432,466	162,082,591
Issued in reinvestment of distributions	97,676	908,625	788,291	6,979,196
Redeemed	(2,211,440)	(20,579,960)	(10,461,852)	(88,273,275)
	6,284,525	59,118,854	9,758,905	80,788,512
Net increase (decrease)	(286,455)	$(1,424,156)	(17,946,160)	$(141,324,571)

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the Y Class and R5 Class.

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6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2017 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Entravision Communications Corp., Class A	$29,109	$7,653	$7,522	$(1,589)	$27,651	4,851	$(479)	$390
CSW Industrials, Inc.(1)(2)	26,124	4,811	6,494	5,037	(2)	(2)	906	—
	$55,233	$12,464	$14,016	$3,448	$27,651	4,851	$427	$390

(1) Non-income producing.
(2) Company was not an affiliate at September 30, 2017.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,550,297,173	—	—
Convertible Preferred Stocks	—	$10,768,850	—
Temporary Cash Investments	—	38,220,190	—
	$1,550,297,173	$48,989,040	—

8. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange

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rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,199,566.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended September 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $5,621 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(37,841) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

9. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,401,659,035
Gross tax appreciation of investments	$226,149,042
Gross tax depreciation of investments	(28,521,864)
Net tax appreciation (depreciation) of investments	$197,627,178

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$9.39	0.01	0.34	0.35	(0.02)	—	(0.02)	$9.72	3.71%	1.25%(4)	0.31%(4)	43%	$732,818
2017	$7.55	0.04	2.28	2.32	(0.06)	(0.42)	(0.48)	$9.39	31.15%	1.25%	0.47%	90%	$770,415
2016	$9.16	0.04	(0.59)	(0.55)	(0.03)	(1.03)	(1.06)	$7.55	(6.25)%	1.26%	0.43%	95%	$656,974
2015	$9.88	0.06	0.48	0.54	(0.05)	(1.21)	(1.26)	$9.16	6.18%	1.24%	0.66%	78%	$815,048
2014	$9.45	0.06	2.04	2.10	(0.08)	(1.59)	(1.67)	$9.88	23.27%	1.22%	0.62%	111%	$948,338
2013	$8.61	0.10	1.25	1.35	(0.12)	(0.39)	(0.51)	$9.45	16.58%	1.25%	1.17%	126%	$894,194
I Class(5)
2017(3)	$9.47	0.02	0.34	0.36	(0.03)	—	(0.03)	$9.80	3.82%	1.05%(4)	0.51%(4)	43%	$498,581
2017	$7.61	0.06	2.29	2.35	(0.07)	(0.42)	(0.49)	$9.47	31.43%	1.05%	0.67%	90%	$463,119
2016	$9.22	0.05	(0.58)	(0.53)	(0.05)	(1.03)	(1.08)	$7.61	(6.02)%	1.06%	0.63%	95%	$517,247
2015	$9.94	0.08	0.48	0.56	(0.07)	(1.21)	(1.28)	$9.22	6.35%	1.04%	0.86%	78%	$599,932
2014	$9.50	0.08	2.05	2.13	(0.10)	(1.59)	(1.69)	$9.94	23.45%	1.02%	0.82%	111%	$874,415
2013	$8.65	0.12	1.26	1.38	(0.14)	(0.39)	(0.53)	$9.50	16.89%	1.05%	1.37%	126%	$721,572
Y Class
2017(6)	$9.32	0.03	0.48	0.51	(0.03)	—	(0.03)	$9.80	5.51%	0.90%(4)	0.68%(4)	43%(8)	$5

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$9.31	—(7)	0.32	0.32	—(7)	—	—(7)	$9.63	3.49%	1.50%(4)	0.06%(4)	43%	$126,908
2017	$7.49	0.02	2.26	2.28	(0.04)	(0.42)	(0.46)	$9.31	30.82%	1.50%	0.22%	90%	$141,505
2016	$9.09	0.01	(0.57)	(0.56)	(0.01)	(1.03)	(1.04)	$7.49	(6.41)%	1.51%	0.18%	95%	$142,568
2015	$9.81	0.04	0.48	0.52	(0.03)	(1.21)	(1.24)	$9.09	5.96%	1.49%	0.41%	78%	$384,891
2014	$9.40	0.04	2.02	2.06	(0.06)	(1.59)	(1.65)	$9.81	22.92%	1.47%	0.37%	111%	$433,905
2013	$8.57	0.08	1.24	1.32	(0.10)	(0.39)	(0.49)	$9.40	16.19%	1.50%	0.92%	126%	$401,510
C Class
2017(3)	$9.01	(0.03)	0.32	0.29	—	—	—	$9.30	3.22%	2.25%(4)	(0.69)%(4)	43%	$2,321
2017	$7.29	(0.05)	2.20	2.15	(0.01)	(0.42)	(0.43)	$9.01	29.78%	2.25%	(0.53)%	90%	$1,234
2016	$8.93	(0.04)	(0.57)	(0.61)	—	(1.03)	(1.03)	$7.29	(7.13)%	2.26%	(0.57)%	95%	$265
2015	$9.71	(0.03)	0.47	0.44	(0.01)	(1.21)	(1.22)	$8.93	5.14%	2.24%	(0.34)%	78%	$138
2014	$9.35	(0.04)	2.01	1.97	(0.02)	(1.59)	(1.61)	$9.71	21.94%	2.22%	(0.38)%	111%	$114
2013	$8.53	0.01	1.24	1.25	(0.04)	(0.39)	(0.43)	$9.35	15.35%	2.25%	0.17%	126%	$80
R Class
2017(3)	$9.28	(0.01)	0.33	0.32	—	—	—	$9.60	3.45%	1.75%(4)	(0.19)%(4)	43%	$3,102
2017	$7.48	—(7)	2.25	2.25	(0.03)	(0.42)	(0.45)	$9.28	30.41%	1.75%	(0.03)%	90%	$3,275
2016	$9.09	—(7)	(0.58)	(0.58)	—	(1.03)	(1.03)	$7.48	(6.65)%	1.76%	(0.07)%	95%	$2,346
2015	$9.83	0.02	0.47	0.49	(0.02)	(1.21)	(1.23)	$9.09	5.65%	1.74%	0.16%	78%	$2,138
2014	$9.42	0.01	2.03	2.04	(0.04)	(1.59)	(1.63)	$9.83	22.64%	1.72%	0.12%	111%	$4,517
2013	$8.58	0.06	1.25	1.31	(0.08)	(0.39)	(0.47)	$9.42	15.98%	1.75%	0.67%	126%	$3,516

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2017(6)	$9.32	0.02	0.49	0.51	(0.03)	—	(0.03)	$9.80	5.44%	1.05%(4)	0.53%(4)	43%(8)	$5
R6 Class
2017(3)	$9.47	0.03	0.34	0.37	(0.04)	—	(0.04)	$9.80	3.94%	0.90%(4)	0.66%(4)	43%	$243,566
2017	$7.62	0.07	2.28	2.35	(0.08)	(0.42)	(0.50)	$9.47	31.45%	0.90%	0.82%	90%	$176,015
2016	$9.23	0.07	(0.59)	(0.52)	(0.06)	(1.03)	(1.09)	$7.62	(5.86)%	0.91%	0.78%	95%	$67,173
2015	$9.94	0.11	0.48	0.59	(0.09)	(1.21)	(1.30)	$9.23	6.62%	0.89%	1.01%	78%	$39,898
2014(9)	$10.38	0.07	1.14	1.21	(0.06)	(1.59)	(1.65)	$9.94	12.46%	0.87%(4)	1.06%(4)	111%(10)	$13,430

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(7)	Per share amount was less than $0.005.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(9)	July 26, 2013 (commencement of sale) through March 31, 2014.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the

23

information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

24

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was at

25

the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that impacted the level of the fee in relation to its peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90806 1711

Semiannual Report

September 30, 2017

Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
Top Ten Holdings	% of net assets
JPMorgan Chase & Co.	3.2%
General Electric Co.	3.2%
Pfizer, Inc.	2.9%
Wells Fargo & Co.	2.8%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.3%
Merck & Co., Inc.	2.2%
Chevron Corp.	2.2%
Johnson & Johnson	2.2%
AT&T, Inc.	2.2%

Top Five Industries	% of net assets
Banks	14.1%
Oil, Gas and Consumable Fuels	13.7%
Pharmaceuticals	9.5%
Capital Markets	4.2%
Energy Equipment and Services	4.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.1%
Temporary Cash Investments	2.6%
Other Assets and Liabilities	0.3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,020.50	$4.91	0.97%
I Class	$1,000	$1,021.50	$3.90	0.77%
Y Class	$1,000	$1,025.40(2)	$2.99(3)	0.62%
A Class	$1,000	$1,019.20	$6.18	1.22%
C Class	$1,000	$1,016.80	$9.96	1.97%
R Class	$1,000	$1,017.90	$7.44	1.47%
R5 Class	$1,000	$1,023.60(2)	$3.71(3)	0.77%
R6 Class	$1,000	$1,022.20	$3.14	0.62%
Hypothetical
Investor Class	$1,000	$1,020.21	$4.91	0.97%
I Class	$1,000	$1,021.21	$3.90	0.77%
Y Class	$1,000	$1,021.96(4)	$3.14(4)	0.62%
A Class	$1,000	$1,018.95	$6.17	1.22%
C Class	$1,000	$1,015.19	$9.95	1.97%
R Class	$1,000	$1,017.70	$7.44	1.47%
R5 Class	$1,000	$1,021.21(4)	$3.90(4)	0.77%
R6 Class	$1,000	$1,021.96	$3.14	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.1%
Aerospace and Defense — 1.2%
Textron, Inc.	379,361	$20,439,971
United Technologies Corp.	171,910	19,955,313
		40,395,284
Automobiles — 1.1%
General Motors Co.	453,799	18,324,404
Honda Motor Co. Ltd.	568,100	16,822,121
		35,146,525
Banks — 14.1%
Bank of America Corp.	3,044,080	77,136,987
BB&T Corp.	633,100	29,717,714
BOK Financial Corp.	117,730	10,487,388
Comerica, Inc.	199,315	15,199,762
Cullen/Frost Bankers, Inc.	69,840	6,629,213
JPMorgan Chase & Co.	1,114,651	106,460,317
M&T Bank Corp.	124,860	20,107,454
PNC Financial Services Group, Inc. (The)	340,053	45,828,943
U.S. Bancorp	1,192,362	63,898,680
Wells Fargo & Co.	1,722,788	95,011,758
		470,478,216
Beverages — 0.2%
PepsiCo, Inc.	75,330	8,394,022
Biotechnology — 0.1%
AbbVie, Inc.	55,990	4,975,271
Building Products — 1.1%
Johnson Controls International plc	905,179	36,469,662
Capital Markets — 4.2%
Ameriprise Financial, Inc.	67,710	10,055,612
Franklin Resources, Inc.	235,950	10,502,135
Goldman Sachs Group, Inc. (The)	156,614	37,147,275
Invesco Ltd.	590,281	20,683,446
Northern Trust Corp.	390,837	35,929,645
State Street Corp.	235,365	22,486,772
T. Rowe Price Group, Inc.	55,420	5,023,823
		141,828,708
Communications Equipment — 2.1%
Cisco Systems, Inc.	2,068,599	69,566,984
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class A(1)	159	43,683,660
Berkshire Hathaway, Inc., Class B(1)	115,620	21,195,458
		64,879,118
Diversified Telecommunication Services — 3.7%
AT&T, Inc.	1,834,560	71,859,715
CenturyLink, Inc.	356,349	6,734,996
Level 3 Communications, Inc.(1)	191,260	10,192,246

6

	Shares	Value
Verizon Communications, Inc.	701,380	$34,711,296
		123,498,253
Electric Utilities — 1.3%
Edison International	262,403	20,249,639
PG&E Corp.	345,186	23,503,715
		43,753,354
Electrical Equipment — 1.4%
Emerson Electric Co.	548,940	34,495,390
Hubbell, Inc.	118,721	13,774,010
		48,269,400
Electronic Equipment, Instruments and Components — 1.8%
Keysight Technologies, Inc.(1)	586,447	24,431,382
TE Connectivity Ltd.	413,639	34,356,855
		58,788,237
Energy Equipment and Services — 4.0%
Baker Hughes a GE Co.	313,529	11,481,432
Halliburton Co.	419,023	19,287,629
Helmerich & Payne, Inc.	212,123	11,053,729
National Oilwell Varco, Inc.	743,620	26,569,543
Schlumberger Ltd.	914,910	63,824,122
		132,216,455
Equity Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	489,200	16,647,476
Food and Staples Retailing — 3.0%
CVS Health Corp.	464,380	37,763,382
Sysco Corp.	245,842	13,263,176
Wal-Mart Stores, Inc.	618,561	48,334,356
		99,360,914
Food Products — 3.5%
Conagra Brands, Inc.	937,575	31,633,780
General Mills, Inc.	388,480	20,107,725
Kellogg Co.	323,194	20,157,610
Mondelez International, Inc., Class A	1,118,456	45,476,421
		117,375,536
Health Care Equipment and Supplies — 3.6%
Abbott Laboratories	582,820	31,099,275
Koninklijke Philips NV	156,333	6,454,017
Medtronic plc	645,490	50,199,757
Zimmer Biomet Holdings, Inc.	269,963	31,609,968
		119,363,017
Health Care Providers and Services — 3.1%
Cardinal Health, Inc.	276,990	18,536,171
Express Scripts Holding Co.(1)	368,229	23,316,260
HCA Healthcare, Inc.(1)	185,050	14,728,130
LifePoint Health, Inc.(1)	481,116	27,856,616
McKesson Corp.	130,720	20,079,899
		104,517,076
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp.	140,927	9,099,656
Household Products — 2.8%
Procter & Gamble Co. (The)	1,031,884	93,880,806

7

	Shares	Value
Industrial Conglomerates — 3.2%
General Electric Co.	4,371,004	$105,690,877
Insurance — 3.5%
Aflac, Inc.	191,303	15,570,151
Chubb Ltd.	225,923	32,205,324
MetLife, Inc.	585,238	30,403,114
Reinsurance Group of America, Inc.	197,349	27,536,106
Unum Group	230,890	11,805,406
		117,520,101
Leisure Products — 0.7%
Mattel, Inc.	1,522,852	23,573,749
Metals and Mining — 0.5%
BHP Billiton Ltd.	752,100	15,208,837
Multiline Retail — 0.8%
Target Corp.	459,794	27,132,444
Oil, Gas and Consumable Fuels — 13.7%
Anadarko Petroleum Corp.	593,180	28,976,843
Apache Corp.	289,825	13,273,985
Chevron Corp.	629,047	73,913,023
Cimarex Energy Co.	160,247	18,215,276
ConocoPhillips	858,043	42,945,052
Devon Energy Corp.	791,975	29,073,402
EOG Resources, Inc.	227,360	21,994,806
EQT Corp.	384,061	25,056,140
Exxon Mobil Corp.	451,769	37,036,023
Imperial Oil Ltd.	297,726	9,511,007
Noble Energy, Inc.	1,437,310	40,762,112
Occidental Petroleum Corp.	847,673	54,429,083
Royal Dutch Shell plc, B Shares	444,190	13,657,193
TOTAL SA	886,740	47,628,102
		456,472,047
Pharmaceuticals — 9.5%
Allergan plc	151,990	31,150,351
Bristol-Myers Squibb Co.	107,640	6,860,974
Johnson & Johnson	564,329	73,368,413
Merck & Co., Inc.	1,162,677	74,446,208
Pfizer, Inc.	2,703,693	96,521,840
Roche Holding AG	71,860	18,344,392
Teva Pharmaceutical Industries Ltd. ADR	980,847	17,262,907
		317,955,085
Road and Rail — 1.0%
Heartland Express, Inc.	1,288,325	32,311,191
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	254,874	13,276,387
Intel Corp.	1,671,147	63,637,278
QUALCOMM, Inc.	582,980	30,221,683
Teradyne, Inc.	313,909	11,705,666
		118,841,014
Software — 2.3%
Microsoft Corp.	282,362	21,033,145

8

	Shares/Principal Amount	Value
Oracle Corp. (New York)	1,144,419	$55,332,659
		76,365,804
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	332,930	33,026,656
Lowe's Cos., Inc.	184,734	14,767,636
		47,794,292
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	33,660	5,187,679
Hewlett Packard Enterprise Co.	451,225	6,637,520
HP, Inc.	451,225	9,006,451
		20,831,650
Textiles, Apparel and Luxury Goods — 0.9%
Coach, Inc.	379,098	15,270,068
Ralph Lauren Corp.	158,390	13,984,253
		29,254,321
Trading Companies and Distributors — 0.4%
MSC Industrial Direct Co., Inc., Class A	177,410	13,406,874
TOTAL COMMON STOCKS (Cost $2,465,714,646)		3,241,262,256
TEMPORARY CASH INVESTMENTS — 2.6%
Federal Home Loan Bank Discount Notes, 0.71%, 10/2/17(2)	$50,000,000	50,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $26,275,111), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $25,766,095)		25,764,055
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $9,256,282), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $9,074,257)		9,074,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $84,837,082)		84,838,055
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $2,550,551,728)		3,326,100,311
OTHER ASSETS AND LIABILITIES — 0.3%		11,053,015
TOTAL NET ASSETS — 100.0%		$3,337,153,326

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,618,901	AUD	14,637,746	JPMorgan Chase Bank N.A.	12/29/17	$148,496
USD	7,060,282	CAD	8,730,815	Morgan Stanley	12/29/17	59,084
USD	13,838,117	CHF	13,365,960	Credit Suisse AG	12/29/17	(47,970)
USD	41,080,161	EUR	34,658,905	UBS AG	12/29/17	(86,118)
USD	10,086,277	GBP	7,467,389	Morgan Stanley	12/29/17	52,689
USD	12,847,426	JPY	1,428,203,400	Credit Suisse AG	12/29/17	99,279
						$225,460

9

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,550,551,728)	$3,326,100,311
Cash	10,022,684
Foreign currency holdings, at value (cost of $346,386)	344,647
Receivable for investments sold	11,104,759
Receivable for capital shares sold	1,188,084
Unrealized appreciation on forward foreign currency exchange contracts	359,548
Dividends and interest receivable	5,946,005
3,355,066,038

Liabilities
Payable for investments purchased	11,002,133
Payable for capital shares redeemed	4,207,228
Unrealized depreciation on forward foreign currency exchange contracts	134,088
Accrued management fees	2,460,473
Distribution and service fees payable	108,790
17,912,712

Net Assets	$3,337,153,326

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,501,442,000
Undistributed net investment income	2,418,059
Undistributed net realized gain	57,522,694
Net unrealized appreciation	775,770,573
$3,337,153,326

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,243,523,050	246,695,879	$9.09
I Class, $0.01 Par Value	$575,263,116	63,134,963	$9.11
Y Class, $0.01 Par Value	$5,125	562	$9.12
A Class, $0.01 Par Value	$129,067,932	14,201,629	$9.09*
C Class, $0.01 Par Value	$32,518,002	3,631,009	$8.96
R Class, $0.01 Par Value	$142,661,621	15,687,524	$9.09
R5 Class, $0.01 Par Value	$5,118	562	$9.11
R6 Class, $0.01 Par Value	$214,109,362	23,501,768	$9.11
*Maximum offering price $9.64 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $342,806)	$45,163,144
Interest	281,271
45,444,415

Expenses:
Management fees	15,268,159
Distribution and service fees:
A Class	165,182
C Class	167,821
R Class	323,045
Directors' fees and expenses	55,583
Other expenses	232
15,980,022

Net investment income (loss)	29,464,393

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	97,651,195
Forward foreign currency exchange contract transactions	(4,525,940)
Foreign currency translation transactions	(29,556)
93,095,699

Change in net unrealized appreciation (depreciation) on:
Investments	(54,836,733)
Forward foreign currency exchange contracts	(533,332)
Translation of assets and liabilities in foreign currencies	(3,370)
(55,373,435)

Net realized and unrealized gain (loss)	37,722,264

Net Increase (Decrease) in Net Assets Resulting from Operations	$67,186,657

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$29,464,393	$46,977,544
Net realized gain (loss)	93,095,699	156,585,284
Change in net unrealized appreciation (depreciation)	(55,373,435)	350,875,020
Net increase (decrease) in net assets resulting from operations	67,186,657	554,437,848

Distributions to Shareholders
From net investment income:
Investor Class	(18,248,503)	(32,451,256)
I Class	(5,122,005)	(8,999,573)
Y Class	(48)	—
A Class	(877,230)	(1,686,305)
C Class	(102,388)	(124,530)
R Class	(755,552)	(863,803)
R5 Class	(45)	—
R6 Class	(1,940,563)	(1,637,770)
From net realized gains:
Investor Class	—	(39,808,812)
I Class	—	(8,710,810)
A Class	—	(2,478,897)
C Class	—	(522,862)
R Class	—	(1,703,290)
R6 Class	—	(1,805,048)
Decrease in net assets from distributions	(27,046,334)	(100,792,956)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(88,854,410)	96,621,471

Net increase (decrease) in net assets	(48,714,087)	550,266,363

Net Assets
Beginning of period	3,385,867,413	2,835,601,050
End of period	$3,337,153,326	$3,385,867,413

Undistributed net investment income	$2,418,059	—

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2017 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.85% to 1.00%	0.97%
I Class	0.65% to 0.80%	0.77%
Y Class	0.50% to 0.65%	0.62%
A Class	0.85% to 1.00%	0.97%
C Class	0.85% to 1.00%	0.97%
R Class	0.85% to 1.00%	0.97%
R5 Class	0.65% to 0.80%	0.77%
R6 Class	0.50% to 0.65%	0.62%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $8,081,418 and $6,959,453, respectively. The effect of interfund transactions on the Statement of Operations was $1,191,209 in net realized gain (loss) on investment transactions.

16

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 were $528,887,641 and $587,077,370, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,520,000,000		1,640,000,000
Sold	26,181,406	$233,335,279	56,251,252	$483,211,934
Issued in reinvestment of distributions	2,006,356	17,917,419	8,061,133	70,925,680
Redeemed	(46,583,058)	(413,954,533)	(59,036,495)	(508,891,695)
	(18,395,296)	(162,701,835)	5,275,890	45,245,919
I Class/Shares Authorized	500,000,000		575,000,000
Sold	11,270,237	100,127,009	15,028,430	129,001,523
Issued in reinvestment of distributions	565,842	5,064,415	2,016,980	17,685,960
Redeemed	(6,987,457)	(62,241,880)	(29,337,402)	(247,996,653)
	4,848,622	42,949,544	(12,291,992)	(101,309,170)
Y Class/Shares Authorized	50,000,000		N/A
Sold	557	5,000
Issued in reinvestment of distributions	5	48
	562	5,048
A Class/Shares Authorized	90,000,000		160,000,000
Sold	2,222,153	19,735,403	5,774,791	49,728,772
Issued in reinvestment of distributions	85,626	764,308	425,838	3,753,179
Redeemed	(5,731,696)	(51,103,330)	(6,535,938)	(55,226,915)
	(3,423,917)	(30,603,619)	(335,309)	(1,744,964)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	351,092	3,072,281	1,135,830	9,766,081
Issued in reinvestment of distributions	10,879	95,769	65,993	579,208
Redeemed	(702,249)	(6,136,863)	(715,498)	(6,017,956)
	(340,278)	(2,968,813)	486,325	4,327,333
R Class/Shares Authorized	100,000,000		70,000,000
Sold	3,186,984	28,322,200	4,960,151	42,461,865
Issued in reinvestment of distributions	84,562	755,552	289,845	2,567,093
Redeemed	(602,905)	(5,303,031)	(1,088,087)	(9,353,854)
	2,668,641	23,774,721	4,161,909	35,675,104
R5 Class/Shares Authorized	50,000,000		N/A
Sold	557	5,000
Issued in reinvestment of distributions	5	45
	562	5,045
R6 Class/Shares Authorized	130,000,000		50,000,000
Sold	6,324,160	56,426,302	14,828,872	130,218,397
Issued in reinvestment of distributions	216,925	1,940,563	387,795	3,442,818
Redeemed	(1,983,594)	(17,681,366)	(2,204,604)	(19,233,966)
	4,557,491	40,685,499	13,012,063	114,427,249
Net increase (decrease)	(10,083,613)	$(88,854,410)	10,308,886	$96,621,471

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the Y Class and R5 Class.

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,113,636,587	$127,625,669	—
Temporary Cash Investments	—	84,838,055	—
	$3,113,636,587	$212,463,724	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$359,548	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$134,088	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $96,350,576.

The value of foreign currency risk derivative instruments as of September 30, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $359,548 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $134,088 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(4,525,940) in net realized gain (loss) on forward foreign currency exchange contract transactions and $(533,332) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,648,039,965
Gross tax appreciation of investments	$768,031,106
Gross tax depreciation of investments	(89,970,760)
Net tax appreciation (depreciation) of investments	$678,060,346

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$8.98	0.08	0.10	0.18	(0.07)	—	(0.07)	$9.09	2.05%	0.97%(4)	1.76%(4)	16%	$2,243,523
2017	$7.73	0.13	1.39	1.52	(0.12)	(0.15)	(0.27)	$8.98	19.79%	0.98%	1.48%	46%	$2,380,747
2016	$8.55	0.13	(0.28)	(0.15)	(0.15)	(0.52)	(0.67)	$7.73	(1.53)%	0.98%	1.65%	48%	$2,009,044
2015	$8.46	0.13	0.62	0.75	(0.13)	(0.53)	(0.66)	$8.55	8.91%	0.97%	1.54%	45%	$2,003,967
2014	$7.11	0.13	1.34	1.47	(0.12)	—	(0.12)	$8.46	20.82%	0.98%	1.60%	49%	$2,406,139
2013	$6.23	0.10	0.89	0.99	(0.11)	—	(0.11)	$7.11	16.08%	1.00%	1.65%	48%	$1,955,536
I Class(5)
2017(3)	$9.00	0.09	0.10	0.19	(0.08)	—	(0.08)	$9.11	2.15%	0.77%(4)	1.96%(4)	16%	$575,263
2017	$7.75	0.14	1.40	1.54	(0.14)	(0.15)	(0.29)	$9.00	19.98%	0.78%	1.68%	46%	$524,448
2016	$8.56	0.15	(0.27)	(0.12)	(0.17)	(0.52)	(0.69)	$7.75	(1.21)%	0.78%	1.85%	48%	$546,782
2015	$8.47	0.15	0.62	0.77	(0.15)	(0.53)	(0.68)	$8.56	9.10%	0.77%	1.74%	45%	$1,215,076
2014	$7.12	0.14	1.34	1.48	(0.13)	—	(0.13)	$8.47	21.03%	0.78%	1.80%	49%	$749,868
2013	$6.24	0.12	0.88	1.00	(0.12)	—	(0.12)	$7.12	16.29%	0.80%	1.85%	48%	$172,891
Y Class
2017(6)	$8.98	0.09	0.14	0.23	(0.09)	—	(0.09)	$9.12	2.54%	0.62%(4)	2.11%(4)	16%(7)	$5

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$8.98	0.07	0.10	0.17	(0.06)	—	(0.06)	$9.09	1.92%	1.22%(4)	1.51%(4)	16%	$129,068
2017	$7.73	0.11	1.39	1.50	(0.10)	(0.15)	(0.25)	$8.98	19.49%	1.23%	1.23%	46%	$158,200
2016	$8.54	0.11	(0.27)	(0.16)	(0.13)	(0.52)	(0.65)	$7.73	(1.65)%	1.23%	1.40%	48%	$138,798
2015	$8.45	0.11	0.62	0.73	(0.11)	(0.53)	(0.64)	$8.54	8.64%	1.22%	1.29%	45%	$365,063
2014	$7.10	0.11	1.34	1.45	(0.10)	—	(0.10)	$8.45	20.55%	1.23%	1.35%	49%	$362,439
2013	$6.23	0.09	0.87	0.96	(0.09)	—	(0.09)	$7.10	15.64%	1.25%	1.40%	48%	$295,085
C Class
2017(3)	$8.84	0.03	0.12	0.15	(0.03)	—	(0.03)	$8.96	1.68%	1.97%(4)	0.76%(4)	16%	$32,518
2017	$7.62	0.04	1.36	1.40	(0.03)	(0.15)	(0.18)	$8.84	18.45%	1.98%	0.48%	46%	$35,124
2016	$8.43	0.05	(0.27)	(0.22)	(0.07)	(0.52)	(0.59)	$7.62	(2.42)%	1.98%	0.65%	48%	$26,542
2015	$8.36	0.05	0.60	0.65	(0.05)	(0.53)	(0.58)	$8.43	7.77%	1.97%	0.54%	45%	$29,473
2014	$7.03	0.05	1.33	1.38	(0.05)	—	(0.05)	$8.36	19.64%	1.98%	0.60%	49%	$25,869
2013	$6.16	0.04	0.88	0.92	(0.05)	—	(0.05)	$7.03	14.98%	2.00%	0.65%	48%	$16,761
R Class
2017(3)	$8.98	0.06	0.10	0.16	(0.05)	—	(0.05)	$9.09	1.79%	1.47%(4)	1.26%(4)	16%	$142,662
2017	$7.73	0.08	1.40	1.48	(0.08)	(0.15)	(0.23)	$8.98	19.18%	1.48%	0.98%	46%	$116,917
2016	$8.55	0.09	(0.28)	(0.19)	(0.11)	(0.52)	(0.63)	$7.73	(2.02)%	1.48%	1.15%	48%	$68,477
2015	$8.46	0.09	0.62	0.71	(0.09)	(0.53)	(0.62)	$8.55	8.37%	1.47%	1.04%	45%	$52,623
2014	$7.10	0.09	1.35	1.44	(0.08)	—	(0.08)	$8.46	20.39%	1.48%	1.10%	49%	$37,076
2013	$6.23	0.07	0.88	0.95	(0.08)	—	(0.08)	$7.10	15.35%	1.50%	1.15%	48%	$30,293

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2017(6)	$8.98	0.08	0.13	0.21	(0.08)	—	(0.08)	$9.11	2.36%	0.77%(4)	1.96%(4)	16%(7)	$5
R6 Class
2017(3)	$9.00	0.09	0.11	0.20	(0.09)	—	(0.09)	$9.11	2.22%	0.62%(4)	2.11%(4)	16%	$214,109
2017	$7.75	0.16	1.39	1.55	(0.15)	(0.15)	(0.30)	$9.00	20.16%	0.63%	1.83%	46%	$170,432
2016	$8.56	0.16	(0.27)	(0.11)	(0.18)	(0.52)	(0.70)	$7.75	(1.06)%	0.63%	2.00%	48%	$45,959
2015	$8.47	0.17	0.61	0.78	(0.16)	(0.53)	(0.69)	$8.56	9.27%	0.62%	1.89%	45%	$34,116
2014(8)	$7.77	0.14	0.66	0.80	(0.10)	—	(0.10)	$8.47	10.41%	0.62%(4)	2.58%(4)	49%(9)	$3,140

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(8)	July 26, 2013 (commencement of sale) through March 31, 2014.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2017, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices by the Fund and the Advisor regarding financial intermediaries, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the

23

information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed during the year to compliance with the Department of Labor fiduciary rule and share class modernization.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and

24

evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board discussed with the Advisor the factors that impacted the level of the fee in relation to its peers. The Board concluded that the management fee

25

paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90807 1711

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2017